UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07384

NICHOLAS APPLEGATE INSTITUTIONAL FUNDS
(Exact name of registrant as specified in its charter)

600 WEST BROADWAY, 29TH FLOOR, SAN DIEGO, CA 92101
(Address, including zip code, of principal executive offices)

CHARLES H. FIELD, JR.
C/O NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
600 WEST BROADWAY, 29TH FLOOR
SAN DIEGO, CA 92101
(Name and address of agent for service)

Copy to:
Deborah A. Wussow
c/o Nicholas-Applegate Capital Management
600 West Broadway, 29th Floor
San Diego, CA 92101

Registrant's telephone number, including area code: (619) 687-2988

Date of fiscal year end: March 31

Date of reporting period: June 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2007 (Unaudited)
	U.S. MICRO CAP FUND
		Number
		of Shares	Value
	COMMON STOCK - 99.4%
	Aerospace/Defense-Equipment - 3.2%
	Ducommun, Inc.	29,700	$764,181
	Innovative Solutions & Support, Inc.*##	25,200	585,144
	Kaman Corp.	30,700	957,533
	LMI Aerospace, Inc.*	30,000	728,700
			3,035,558
	Airlines - 0.6%
	Allegiant Travel Co.*##	19,700	605,578

	Alternative Waste Tech - 1.7%
	Calgon Carbon Corp.*	79,300	919,880
	Darling International, Inc.*	73,000	667,220
			1,587,100
	Applications Software - 4.6%
	Actuate Corp.*	112,000	760,480
	Applix, Inc.*	52,600	865,270
	Callidus Software, Inc.*##	78,400	635,040
	EPIQ Systems, Inc.*	45,900	741,744
	Moldflow Corp.*	33,700	740,726
	Unica Corp.*	40,800	673,200
			4,416,460
	Auction House/Art Dealer - 0.8%
	Premier Exhibitions, Inc.*##	49,800	784,848

	Audio/Video Products - 1.1%
	Universal Electronics, Inc.*	29,900	1,085,968

	Auto/Truck Parts & Equipment-Original - 2.5%
	Amerigon, Inc. Cl. A*	48,200	867,118
	Spartan Motors, Inc.	31,800	541,236
	Titan International, Inc.	31,600	998,876
			2,407,230
	Auto/Truck Parts & Equipment-Replacement - 0.8%
	Aftermarket Technology Corp.*	27,300	810,264

	Beverages-non-Alcoholic - 0.4%
	Jones Soda Co.*	26,700	374,334

	Brewery - 0.7%
	Boston Beer Co., Inc. Cl. A*	16,000	629,600

	Broadcast Services/Programming - 0.8%
	DG FastChannel, Inc.*##	36,300	739,794

	Building Products-Air & Heating - 0.4%
	AAON, Inc.	10,700	340,795

	Building Products-Doors & Windows - 1.0%
	Apogee Enterprises, Inc.	35,100	976,482

	Building-Maintenance & Service - 0.9%
	Integrated Electrical Services, Inc.*##	27,000	890,190

	Cable TV - 0.8%
	Lodgenet Entertainment Corp.*	25,000	801,500

	Casino Hotels - 0.8%
	MTR Gaming Group, Inc.*	49,400	760,760

	Chemicals-Plastics - 1.5%
	Landec Corp.*	53,300	714,220
	Metabolix, Inc.*	29,200	730,876
			1,445,096
	Chemicals-Specialty - 1.0%
	ICO, Inc.	86,700	916,419

	Coffee - 0.9%
	Green Mountain Coffee Roasters, Inc.*##	10,700	842,518

	Commercial Services - 0.7%
	Team, Inc.	15,000	674,550

	Commercial Services-Finance - 0.7%
	PRG-Schultz International, Inc.*	44,100	701,190

	Computer Services - 0.7%
	eLoyalty Corp.*	32,100	714,225

	Computers-Integrated Systems - 1.8%
	3D Systems Corp.*##	36,800	915,216
	Stratasys, Inc.*##	17,700	831,546
			1,746,762
	Computers-Memory Devices - 0.7%
	Silicon Graphics, Inc.*	2,600	69,004
	Smart Modular Technologies WWH, Inc.*	40,500	557,280
			626,284
	Computers-Peripheral Equipment - 1.8%
	Immersion Corp.*	64,300	963,214
	Rimage Corp.*	25,200	796,068
			1,759,282
	Cosmetics & Toiletries - 0.9%
	Inter Parfums, Inc.	34,000	905,080

	Data Processing/Management - 0.8%
	FalconStor Software, Inc.*	72,800	768,040

	Diagnostic Kits - 0.8%
	Quidel Corp.*	42,500	746,300

	Disposable Medical Products - 0.6%
	Volcano Corp.*	26,300	531,523

	Distribution/Wholesale - 0.5%
	Houston Wire & Cable Co.*	16,800	477,288

	Diversified Manufacturing Operations - 3.3%
	AZZ, Inc.*	22,000	740,300
	Koppers Holdings, Inc.##	28,200	949,776
	LSB Industries, Inc.*##	37,300	797,474
	Synalloy Corp.##	19,700	687,530
			3,175,080
	E-Commerce/Products - 1.0%
	Shutterfly, Inc.*##	44,900	967,595

	Electronic Components-Miscellaneous - 1.8%
	Methode Electronics, Inc. Cl. A	58,000	907,700
	OSI Systems, Inc.*	29,100	795,885
			1,703,585
	Electronic Measure Instruments - 0.8%
	FARO Technologies, Inc.*	22,800	726,408

	Electronics-Military - 0.9%
	EDO Corp.##	25,400	834,898

	Engineering/R & D Services - 0.9%
	Michael Baker Corp.	23,200	861,880

	Enterprise Software/Services - 1.9%
	JDA Software Group, Inc.*	50,100	983,463
	Taleo Corp. Cl. A*	35,600	802,068
			1,785,531
	E-Services/Consulting - 0.7%
	Keynote Systems, Inc.*	41,200	675,680

	Finance-Other Services - 0.7%
	MarketAxess Holdings, Inc.*##	35,300	635,047

	Firearms & Ammunition - 0.6%
	Sturm Ruger & Co., Inc.	39,700	616,144

	Food-Wholesale/Distribution - 0.6%
	Spartan Stores, Inc.##	18,700	615,417

	Instruments-Controls - 0.8%
	Spectrum Control, Inc.	43,900	741,032

	Internet Applications Software - 1.6%
	S1 Corp.*	101,300	809,387
	Vocus, Inc.*##	30,500	765,855
			1,575,242
	Internet Financial Services - 0.8%
	Authorize.Net Holdings, Inc.*	40,600	726,334

	Internet Infrastructure Software - 1.4%
	Chordiant Software, Inc.*	44,300	693,738
	TeleCommunication Systems, Inc. Cl. A*	130,100	660,908
			1,354,646
	Internet Security - 1.0%
	Vasco Data Security International*	43,100	980,956

	Investment Companies - 0.7%
	NexCen Brands, Inc.*	60,000	668,400

	Machinery Tools & Related Products - 0.9%
	Hardinge, Inc.	25,700	874,571

	Machinery-Farm - 0.9%
	Lindsay Corp.	19,900	881,371

	Machinery-General Industry - 1.8%
	Chart Industries, Inc.*	37,300	1,060,812
	DXP Enterprises, Inc.*	16,400	701,100
			1,761,912
	Machinery-Material Handle - 0.9%
	Columbus McKinnon Corp.	26,300	846,860

	Marine Services - 0.7%
	Great Lakes Dredge & Dock Corp.*	70,300	667,850

	Medical Information Systems - 0.8%
	Phase Forward, Inc.*	48,100	809,523

	Medical Instruments - 0.7%
	Micrus Endovascular Corp.*	29,000	713,400

	Medical Laser Systems - 1.1%
	Cynosure, Inc. Cl. A*	30,200	1,100,186

	Medical Products - 1.9%
	Hanger Orthopedic Group, Inc.*	18,000	194,400
	Minrad International, Inc.*##	87,100	516,503
	Osteotech, Inc.*	77,600	558,720
	Tutogen Medical, Inc.*##	58,500	584,415
			1,854,038
	Medical-Biomedical/Genetics - 3.3%
	Advanced Magnetics, Inc.*	9,400	546,704
	BioMimetic Therapeutics, Inc.*	33,400	522,042
	CryoLife, Inc.*	66,700	867,767
	Seattle Genetics, Inc.*	70,400	690,624
	XOMA, Ltd.*	175,500	533,520
			3,160,657
	Medical-Drugs - 1.3%
	Akorn, Inc.*##	98,600	689,214
	Biodel, Inc.*	29,500	584,100
			1,273,314
	Medical-Generic Drugs - 0.5%
	Javelin Pharmaceuticals, Inc.*##	85,000	526,150

	Metal Processors & Fabrication - 3.8%
	CIRCOR International, Inc.	20,300	820,729
	North American Galvanizing & Coating, Inc.##	72,450	621,621
	RBC Bearings, Inc.*	25,800	1,064,250
	Sun Hydraulics Corp.##	22,300	1,098,275
			3,604,875
	MRI/Medical Diagnostic Imaging Centers - 0.7%
	Alliance Imaging, Inc.*	74,700	701,433

	Music - 0.8%
	Steinway Musical Instruments	21,800	754,062

	Oil Companies-Exploration & Production - 2.3%
	Arena Resources, Inc.*	11,900	691,509
	Gulfport Energy Corp.*	43,100	861,138
	Kodiak Oil & Gas Corp.*	116,200	673,960
			2,226,607
	Oil Field Machinery & Equipment - 1.8%
	Mitcham Industries, Inc.*	37,800	721,602
	T-3 Energy Services, Inc.*	30,700	1,026,915
			1,748,517
	Pollution Control - 0.8%
	Fuel Tech, Inc.*##	22,200	760,350

	Printing-Commercial - 0.9%
	Bowne & Co., Inc.	43,100	840,881

	Private Corrections - 1.0%
	Cornell Cos., Inc.*	39,500	970,120

	Racetracks - 1.0%
	Churchill Downs, Inc.	19,000	995,220

	Real Estate Operation/Development - 0.6%
	Avatar Holdings, Inc.*	7,500	577,050

	Recycling - 0.7%
	Metalico, Inc.*	78,400	623,280

	Research & Development - 0.8%
	Exponent, Inc.*	35,200	787,424

	Retail-Apparel/Shoe - 0.9%
	Eddie Bauer Holdings, Inc.*	69,700	895,645

	Retail-Automobile - 0.8%
	Rush Enterprises, Inc. Cl. A*	33,400	725,448

	Retail-Regional Department Stores - 0.5%
	Gottschalks, Inc.*	42,300	502,947

	Retail-Sporting Goods - 0.5%
	Gander Mountain Co.*	41,200	467,620

	Satellite Telecommunications - 0.6%
	GeoEye, Inc.*##	26,100	567,153

	Schools - 1.0%
	Capella Education Co.*	20,300	934,409

	Seismic Data Collection - 0.9%
	Dawson Geophysical Co.*	14,200	872,732

	Specified Purpose Acquisition - 1.5%
	Endeavor Acquisition Corp.*	61,300	723,340
	Star Maritime Acquisition Corp.*	60,500	741,730
			1,465,070
	Telecommunications Equipment Fiber Optics - 0.7%
	C-COR, Inc.*	45,100	634,106

	Telecommunications Services - 2.2%
	Consolidated Communications Holdings, Inc.	34,200	772,920
	Knology, Inc.*	32,400	562,788
	Orbcomm, Inc.*	46,900	769,629
			2,105,337
	Transactional Software - 0.6%
	Synchronoss Technologies, Inc.*	20,500	601,470

	Transport-Marine - 0.9%
	Genco Shipping & Trading, Ltd.	20,200	833,452

	Transport-Services - 0.7%
	Dynamex, Inc.*	25,900	661,227

	Water - 0.7%
	Pico Holdings, Inc.*	15,500	670,530

	Wire & Cable Products - 0.8%
	Coleman Cable, Inc.*##	30,800	796,488

	Wireless Equipment - 1.4%
	Globecomm Systems, Inc.*	44,000	643,280
	Novatel Wireless, Inc.*	25,100	653,102
			1,296,382
	Wound, Burn & Skin Care - 0.7%
	Obagi Medical Products, Inc.*##	35,200	623,744

	TOTAL COMMON STOCK
	(Cost: $79,405,279)		95,458,304
		Principal
		Amount	Value
	SHORT TERM INVESTMENTS - 15.1%
	Money Market Funds - 14.3%
	Boston Global Investment Trust - Enhanced Portfolio, 5.300%**	$13,728,625	$13,728,625

	Time Deposit - 0.8%
	Wells Fargo Bank
	4.640%, 07/02/07	805,015	805,015

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $14,533,640)		14,533,640

	TOTAL INVESTMENTS - 114.5%
	(Cost: $93,938,919)		109,991,944
	LIABILITIES IN EXCESS OF OTHER ASSETS - (14.5%)		(13,940,281)
	NET ASSETS - 100.0%		$96,051,663

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 06/30/07.

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2007 (Unaudited)
	U.S. EMERGING GROWTH FUND
		Number
		of Shares	Value
	COMMON STOCK - 95.7%
	Advertising Services - 0.5%
	inVentiv Health, Inc.*	1,700	$62,237

	Aerospace/Defense - 0.8%
	TransDigm Group, Inc.*	2,500	101,150

	Aerospace/Defense-Equipment - 4.8%
	AAR Corp.	3,200	105,632
	BE Aerospace, Inc.*	1,900	78,470
	Ducommun, Inc.	2,000	51,460
	Innovative Solutions & Support, Inc.*##	2,300	53,406
	Kaman Corp.	2,200	68,618
	Moog, Inc. Cl. A	1,500	66,165
	Orbital Sciences Corp.*	3,600	75,636
	Triumph Group, Inc.	1,200	78,564
			577,951
	Agricultural Chemicals - 0.5%
	CF Industries Holdings, Inc.	1,100	65,879

	Airlines - 0.9%
	Allegiant Travel Co.*##	1,900	58,406
	Republic Airways Holdings, Inc.*	2,300	46,805
			105,211
	Apparel Manufacturers - 1.6%
	G-III Apparel Group, Ltd.*	3,100	48,949
	Phillips-Van Heusen	800	48,456
	Volcom, Inc.*	1,800	90,234
			187,639
	Applications Software - 0.5%
	Actuate Corp.*	9,500	64,505

	Audio/Video Products - 0.7%
	Universal Electronics, Inc.*	2,200	79,904

	Auto/Truck Parts & Equipment-Original - 1.5%
	ArvinMeritor, Inc.	3,000	66,600
	Tenneco, Inc.	1,400	49,056
	Titan International, Inc.##	2,200	69,542
			185,198
	Beverages-non-Alcoholic - 0.5%
	Jones Soda Co.*##	4,200	58,884

	Broadcast Services/Programming - 0.5%
	DG FastChannel, Inc.*##	3,200	65,216

	Building & Construction-Miscellaneous - 0.5%
	Layne Christensen Co.*	1,400	57,330

	Building Products-Doors & Windows - 0.6%
	Apogee Enterprises, Inc.	2,800	77,896

	Building-Heavy Construction - 0.6%
	Perini Corp.	1,200	73,836

	Building-Maintenance & Service - 0.5%
	Healthcare Services Group##	2,100	61,950

	Cable TV - 0.6%
	Lodgenet Entertainment Corp.*	2,300	73,738

	Casino Hotels - 0.5%
	MTR Gaming Group, Inc.*	4,200	64,680

	Chemicals-Plastics - 0.6%
	Metabolix, Inc.*	2,800	70,084

	Coal - 1.0%
	Alpha Natural Resources, Inc.*	3,100	64,449
	Foundation Coal Holdings, Inc.	1,400	56,896
			121,345
	Commercial Services - 0.6%
	TeleTech Holdings, Inc.*	2,300	74,704

	Computer Services - 0.1%
	BluePhoenix Solutions, Ltd.*	1,300	15,457

	Computers-Integrated Systems - 0.5%
	Radiant Systems, Inc.*##	4,100	54,284

	Computers-Memory Devices - 0.4%
	Smart Modular Technologies WWH, Inc.*	3,600	49,536

	Computers-Peripheral Equipment - 1.2%
	Sigma Designs, Inc.*##	2,100	54,789
	Synaptics, Inc.*	2,400	85,896
			140,685
	Consulting Services - 0.3%
	Watson Wyatt Worldwide, Inc. Cl. A	700	35,336

	Consumer Products-Miscellaneous - 0.4%
	Helen of Troy, Ltd.*	1,900	51,300

	Cosmetics & Toiletries - 1.2%
	Elizabeth Arden, Inc.*	3,000	72,780
	Inter Parfums, Inc.	2,900	77,198
			149,978
	Data Processing/Management - 0.5%
	FalconStor Software, Inc.*##	5,800	61,190

	Diagnostic Kits - 0.6%
	Inverness Medical Innovations, Inc.*##	1,500	76,530

	Disposable Medical Products - 0.5%
	ICU Medical, Inc.*	1,500	64,410

	Distribution/Wholesale - 0.6%
	Houston Wire & Cable Co.*	2,700	76,707

	Diversified Manufacturing Operations - 2.1%
	Barnes Group, Inc.	2,700	85,536
	Koppers Holdings, Inc.##	2,600	87,568
	LSB Industries, Inc.*##	3,600	76,968
			250,072
	E-Commerce/Products - 0.6%
	Shutterfly, Inc.*	3,500	75,425

	Electronic Components-Miscellaneous - 0.5%
	OSI Systems, Inc.*	2,100	57,435

	Electronic Components-Semiconductors - 0.7%
	Omnivision Technologies, Inc.*##	4,500	81,495

	Electronic Design Automation - 0.6%
	Magma Design Automation, Inc.*	5,500	77,220

	Electronic Measure Instruments - 0.6%
	Itron, Inc.*	900	70,146

	Electronics-Military - 0.0%
	EDO Corp.	100	3,287

	Energy-Alternate Sources - 0.6%
	JA Solar Holdings Co., Ltd. - ADR*	2,000	67,460

	Engineering/R & D Services - 1.2%
	Michael Baker Corp.	2,000	74,300
	URS Corp.	1,400	67,970
			142,270
	Enterprise Software/Services - 1.8%
	Concur Technologies, Inc.*	3,900	89,115
	Lawson Software, Inc.*##	6,800	67,252
	Ultimate Software Group, Inc.*	2,200	63,646
			220,013
	Finance-Consumer Loans - 0.5%
	Asta Funding, Inc.##	1,700	65,331

	Finance-Investment Bankers/Brokers - 0.6%
	Stifel Financial Corp.*##	1,200	70,668

	Finance-Other Services - 1.0%
	FCStone Group, Inc.*##	1,000	57,310
	GFI Group, Inc.*	800	57,984
			115,294
	Firearms & Ammunition - 0.7%
	Smith & Wesson Holding Corp.*##	4,900	82,075

	Food-Miscellaneous/Diversified - 1.0%
	Chiquita Brands International, Inc.##	3,700	70,152
	M&F Worldwide Corp.*	800	53,264
			123,416
	Food-Wholesale/Distribution - 0.6%
	Spartan Stores, Inc.	2,200	72,402

	Footwear & Related Apparel - 0.9%
	Iconix Brand Group, Inc.*	2,500	55,550
	Skechers U.S.A., Inc. Cl. A*	1,700	49,640
			105,190
	Home Furnishings - 0.6%
	Tempur-Pedic International, Inc.##	2,900	75,110

	Housewares - 0.7%
	Libbey, Inc.##	4,000	86,280

	Human Resources - 0.6%
	Heidrick & Struggles International, Inc.*	1,400	71,736

	Industrial Automation/Robotics - 0.6%
	Hurco Cos., Inc.	1,500	74,970

	Instruments-Scientific - 0.5%
	FEI Co.*	1,900	61,674

	Internet Applications Software - 1.2%
	Cybersource Corp.*##	6,800	82,008
	DealerTrack Holdings, Inc.*	1,700	62,628
			144,636
	Internet Connectivity Services - 0.6%
	Cogent Communications Group, Inc.*	2,300	68,701

	Internet Financial Services - 0.6%
	Authorize.Net Holdings, Inc.*	4,000	71,560

	Internet Infrastructure Software - 1.0%
	RADVision, Ltd.*	2,300	48,369
	Chordiant Software, Inc.*	4,900	76,734
			125,103
	Internet Security - 0.6%
	Vasco Data Security International, Inc.*	3,300	75,108

	Investment Companies - 0.5%
	NexCen Brands, Inc.*##	5,200	57,928

	Investment Management/Advisor Services - 0.4%
	Affiliated Managers Group, Inc.*	400	51,504

	Machinery Tools & Related Products - 0.8%
	Hardinge, Inc.	2,700	91,881

	Machinery-General Industry - 3.0%
	Altra Holdings, Inc.*	4,200	72,576
	Chart Industries, Inc.*	4,200	119,448
	DXP Enterprises, Inc.*##	1,300	55,575
	Kadant, Inc.*	2,300	71,760
	Middleby Corp.##	800	47,856
			367,215
	Medical Imaging Systems - 0.7%
	Given Imaging, Ltd.*	2,500	78,550

	Medical Information Systems - 0.7%
	Phase Forward, Inc.*	4,900	82,467

	Medical Instruments - 2.3%
	Conceptus, Inc.*##	2,900	56,173
	Micrus Endovascular Corp.*##	3,600	88,560
	NuVasive, Inc.*##	3,200	86,432
	Spectranetics Corp.*##	3,800	43,776
			274,941
	Medical Labs &Testing Services - 0.7%
	Icon PLC - ADR*	1,900	83,106

	Medical Laser Systems - 0.8%
	Cynosure, Inc. Cl. A*	2,800	102,004

	Medical-Biomedical/Genetics - 0.7%
	InterMune, Inc.*##	1,500	38,910
	Omrix Biopharmaceuticals, Inc.*	1,500	47,190
			86,100
	Medical-Drugs - 0.8%
	Indevus Pharmaceuticals, Inc.*	6,900	46,437
	OSI Pharmaceuticals, Inc.*	1,500	54,315
			100,752
	Metal Processors & Fabrication - 2.2%
	CIRCOR International, Inc.	1,900	76,817
	Haynes International, Inc.*	900	75,987
	RBC Bearings, Inc.*	2,200	90,750
	Sun Hydraulics Corp.##	400	19,700
			263,254
	Networking Products - 1.1%
	Netgear, Inc.*	2,000	72,500
	Switch & Data Facilities Co., Inc.*	2,900	55,651
			128,151
	Non-Ferrous Metals - 0.5%
	USEC, Inc.	3,000	65,940

	Office Furnishings-Original - 1.4%
	Interface, Inc. Cl. A	5,100	96,186
	Knoll, Inc.	3,300	73,920
			170,106
	Oil Companies-Exploration & Production - 1.8%
	Carrizo Oil & Gas, Inc.*##	1,500	62,205
	Kodiak Oil & Gas Corp.*	7,700	44,660
	Petroleum Development Corp.*	1,100	52,228
	Rosetta Resources, Inc.*	2,500	53,850
			212,943
	Oil Field Machinery & Equipment - 2.6%
	Complete Production Services, Inc.*	2,900	74,965
	Flotek Industries, Inc.*##	1,500	89,925
	NATCO Group, Inc.*	2,000	92,080
	T-3 Energy Services, Inc.*	1,900	63,555
			320,525
	Oil-Field Services - 1.8%
	Cal Dive International, Inc.*	4,600	76,498
	Oceaneering International, Inc.*	1,300	68,432
	Tetra Technologies, Inc.*	2,600	73,320
			218,250
	Paper & Related Products - 0.5%
	Neenah Paper, Inc.	1,400	57,764

	Physical Therapy/Rehabilitation Centers - 0.4%
	Psychiatric Solutions, Inc.	1,300	47,138

	Pollution Control - 0.6%
	Fuel Tech, Inc.*##	2,200	75,350

	Printing-Commercial - 0.5%
	Consolidated Graphics, Inc.*	900	62,352

	Private Corrections - 1.5%
	Cornell Cos., Inc.*	3,100	76,136
	The Geo Group, Inc.*	3,800	110,580
			186,716
	Property/Casualty Insurance - 2.7%
	American Physicians Capital, Inc.*	1,450	58,725
	Amtrust Financial Services, Inc.##	4,400	82,676
	Argonaut Group, Inc.##	1,800	56,178
	Navigators Group, Inc.*	1,200	64,680
	Tower Group, Inc.	1,900	60,610
			322,869
	Real Estate Operation/Development - 0.3%
	Avatar Holdings, Inc.*##	500	38,470

	Research & Development - 0.7%
	Parexel International Corp.*	1,900	79,914

	Resorts/Theme Parks - 0.6%
	Vail Resorts, Inc.*	1,100	66,957

	Retail-Apparel/Shoe - 2.2%
	Dress Barn, Inc.*	3,200	65,664
	Eddie Bauer Holdings, Inc.*##	6,800	87,380
	Payless Shoesource, Inc.*	1,800	56,790
	The Wet Seal, Inc. Cl. A*##	9,400	56,494
			266,328
	Retail-Jewelry - 0.7%
	Movado Group, Inc.	2,600	87,724

	Retail-Miscellaneous/Diversified - 0.7%
	Pricesmart, Inc.##	3,500	86,555

	Retail-Regional Department Stores - 0.4%
	The Bon-Ton Stores, Inc.##	1,200	48,072

	Retail-Restaurants - 0.6%
	CKE Restaurants, Inc.	3,300	66,231

	Retail-Sporting Goods - 1.1%
	Hibbett Sports, Inc.*	2,300	62,974
	Zumiez, Inc.*##	2,000	75,560
			138,534
	Satellite Telecommunications - 0.4%
	Loral Space & Communications, Inc.*	1,000	49,280

	Schools - 0.7%
	Capella Education Co.*	1,900	87,457

	Seismic Data Collection - 0.5%
	Input/Output, Inc.*##	4,200	65,562

	Semiconductor Components-Integrated Circuits - 1.0%
	Anadigics, Inc.*##	5,300	73,087
	Pericom Semiconductor Corp.*	4,500	50,220
			123,307
	Semiconductor Equipment - 0.3%
	Ultra Clean Holdings*##	2,900	40,542

	Steel Pipe & Tube - 0.8%
	Valmont Industries, Inc.	1,300	94,588

	Telecommunications Equipment - 1.2%
	Arris Group, Inc.*	3,400	59,806
	CommScope, Inc.*	1,500	87,525
			147,331
	Telecommunications Equipment Fiber Optics - 0.5%
	C-COR, Inc.*	4,500	63,270

	Telecommunications Services - 2.1%
	MasTec, Inc.*	4,600	72,772
	NTELOS Holdings Corp.	3,300	91,212
	Orbcomm, Inc.*##	5,400	88,614
			252,598
	Therapeutics - 0.6%
	Alnylam Pharmaceuticals, Inc.*##	2,600	39,494
	Isis Pharmaceuticals, Inc.*##	3,800	36,784
			76,278
	Transactional Software - 1.1%
	Synchronoss Technologies, Inc.*	3,100	90,954
	VeriFone Holdings, Inc.*	1,100	38,775
			129,729
	Transport-Air Freight - 0.5%
	Atlas Air Worldwide Holdings, Inc.*##	1,000	58,940

	Transport-Marine - 1.6%
	DryShips, Inc.	1,600	69,408
	Excel Maritime Carriers, Ltd.	2,500	62,950
	Horizon Lines, Inc. Cl. A	1,800	58,968
			191,326
	Web Portals/ISP - 0.6%
	Trizetto Group*##	3,600	69,696

	Wire & Cable Products - 1.1%
	Coleman Cable, Inc.*##	2,600	67,236
	General Cable Corp.	800	60,600
			127,836
	Wireless Equipment - 0.8%
	Novatel Wireless, Inc.*	3,600	93,672

	TOTAL COMMON STOCK
	(Cost: $9,288,896)		11,596,830
		Principal
		Amount	Value
	SHORT TERM INVESTMENTS - 31.9%
	Money Market Funds - 26.4%
	Boston Global Investment Trust - Enhanced Portfolio, 5.300%**	$3,203,782	$3,203,782

	Time Deposit - 5.5%
	Citibank Nassau
	4.640%, 07/02/07	664,644	664,644

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $3,868,425)		3,868,426

	TOTAL INVESTMENTS - 127.6%
	(Cost: $13,157,321)		15,465,256
	LIABILITIES IN EXCESS OF OTHER ASSETS - (27.6%)		(3,342,824)
	NET ASSETS - 100.0%		$12,122,432

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 06/30/07.
ADR	American Depository Receipt

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2007 (Unaudited)
	U.S. SMALL CAP VALUE FUND
		Number
		of Shares	Value
	COMMON STOCK - 103.2%
	Aerospace/Defense - 1.3%
	United Industrial Corp.	10,400	$623,792

	Auto/Truck Parts & Equipment-Replacement - 1.7%
	Aftermarket Technology Corp.*	26,700	792,456

	Chemicals-Specialty - 1.6%
	Hercules, Inc.	39,600	778,140

	Commercial Banks-Central US - 8.5%
	Amcore Financial, Inc.	29,000	840,710
	Associated Banc-Corp.	26,000	850,200
	First Indiana Corp.	39,900	882,588
	Macatawa Bank Corp.##	50,541	804,107
	Mercantile Bank Corp.	24,193	655,630
			4,033,235
	Commercial Banks-Eastern US - 1.4%
	Provident Bankshares Corp.	21,000	688,380

	Commercial Banks-Southern US - 4.4%
	BancTrust Financial Group, Inc.	18,900	396,900
	Bank of Granite Corp.	15,400	257,026
	Community Trust Bancorp, Inc.	6,400	206,720
	Intervest Bancshares Corp.	27,600	777,216
	Simmons First National Corp. Cl. A	16,600	457,994
			2,095,856
	Commercial Banks-Western US - 1.0%
	Community Bancorp*	16,500	461,670

	Commercial Services-Finance - 1.0%
	TNS, Inc.	34,400	495,704

	Computers-Peripheral Equipment - 2.0%
	Electronics for Imaging*	33,000	931,260

	Consumer Products-Miscellaneous - 1.9%
	American Greetings Corp. Cl. A	31,800	900,894

	Containers-Metal/Glass - 1.8%
	Greif, Inc. Cl. A	14,300	852,423

	Containers-Paper/Plastic - 1.7%
	Packaging Corp. of America	33,000	835,230

	Diversified Operations - 1.8%
	Walter Industries, Inc.	29,700	860,112

	Diversified Operations/Commercial Services - 1.4%
	Viad Corp.	15,300	645,201

	Electric-Integrated - 1.5%
	El Paso Electric Co.*	28,200	692,592

	Electronic Components-Miscellaneous - 2.7%
	Methode Electronics, Inc. Cl. A	57,100	893,615
	Rogers Corp.	10,800	399,600
			1,293,215
	Electronic Components-Semiconductors - 1.6%
	Semtech Corp.*	43,200	748,656

	Energy-Alternate Sources - 1.8%
	Covanta Holdings Corp.*	34,300	845,495

	Engineering/R & D Services - 1.7%
	URS Corp.	16,800	815,640

	Finance-Auto Loans - 1.8%
	United PanAm Financial Corp.*##	59,700	851,322

	Gas-Distribution - 1.4%
	Northwest Natural Gas Co.	14,000	646,660

	Health Care Cost Containment - 1.5%
	Healthspring, Inc.*	38,500	733,810

	Human Resources - 1.8%
	Korn/Ferry International*	32,500	853,450

	Industrial Automation/Robotics - 0.8%
	Cognex Corp.	16,000	360,160

	Investment Companies - 3.3%
	Apollo Investment Corp.	36,800	791,936
	KKR Financial Holdings LLC	31,250	778,438
			1,570,374
	Lasers-Systems/Components - 2.8%
	Cymer, Inc.*	13,000	522,600
	Rofin-Sinar Technologies, Inc.*	12,100	834,900
			1,357,500
	Life/Health Insurance - 1.0%
	Scottish Re Group, Ltd.*	99,300	485,577

	Machinery-General Industry - 1.8%
	Gardner Denver, Inc.*	20,600	876,530

	Medical-HMO - 1.4%
	Centene Corp.*	32,100	687,582

	Medical-Outpatient/Home Medical Care - 1.5%
	VistaCare, Inc. Cl. A*	74,400	730,608

	Metal Processors & Fabrication - 1.6%
	Quanex Corp.	15,450	752,415

	Multimedia - 0.6%
	Gemstar-TV Guide International, Inc.*	57,100	280,932

	Non-Hazardous Waste Disposal - 1.1%
	Waste Industries USA, Inc.	15,900	542,826

	Oil-Field Services - 1.5%
	Trico Marine Services, Inc.*	18,000	735,840

	Property/Casualty Insurance - 9.9%
	Amerisafe, Inc.*	42,600	836,238
	Castlepoint Holdings, Ltd. 144A#*	237,400	3,487,406
	Tower Group, Inc.	12,600	401,940
			4,725,584
	REITS-Diversified - 2.9%
	Cousins Properties, Inc.	28,300	820,983
	Washington Real Estate Investment Trust##	16,200	550,800
			1,371,783
	REITS-Hotels - 1.7%
	Ashford Hospitality Trust, Inc.	67,000	787,920

	REITS-Mortgage - 5.4%
	Anthracite Capital, Inc.	21,900	256,230
	Gramercy Capital Corp.	8,500	234,090
	JER Investors Trust, Inc. 144A#	63,800	955,724
	JER Investors Trust, Inc.	27,600	414,000
	Newcastle Investment Corp.	27,600	691,932
			2,551,976
	REITS-Regional Malls - 2.3%
	CBL & Associates Properties, Inc.	6,600	237,930
	Pennsylvania Real Estate Investment Trust	19,500	864,435
			1,102,365
	Retail-Apparel/Shoe - 0.9%
	Aeropostale, Inc.*	10,800	450,144

	Retail-Discount - 1.7%
	Big Lots, Inc.	27,800	817,876

	Retail-Restaurants - 0.5%
	CBRL Group, Inc.	6,000	254,880

	Savings & Loans/Thrifts-Eastern US - 0.9%
	Brookline Bancorp, Inc.	38,228	440,004

	Semiconductor Components-Integrated Circuits - 3.3%
	ChipMOS TECHNOLOGIES Bermuda, Ltd.*	100,500	722,595
	Emulex Corp.*	38,100	832,104
			1,554,699
	Semiconductor Equipment - 1.6%
	Amkor Technology, Inc.*	30,500	480,375
	Credence Systems Corp.*	77,800	280,080
			760,455
	Telecommunications Equipment - 1.9%
	Comtech Telecommunications Corp.*	19,200	891,264

	Telecommunications Services - 0.6%
	PAETEC Holding Corp.*	24,700	278,863

	Therapeutics - 1.0%
	MGI Pharma, Inc.*	20,800	465,296

	Transport-Air Freight - 0.6%
	ABX Air, Inc.*	34,300	276,458

	Transport-Marine - 1.9%
	Quintana Maritime, Ltd.	56,300	890,666

	Wireless Equipment - 1.4%
	InterDigital, Inc.*	20,600	662,702

	TOTAL COMMON STOCK
	(Cost: $41,581,670)		49,138,472
		Principal
		Amount	Value
	SHORT TERM INVESTMENTS - 2.5%
	Money Market Funds - 2.5%
	Boston Global Investment Trust - Enhanced Portfolio, 5.300%**	$1,180,625	$1,180,625

	Time Deposit - 0.0%
	Brown Brothers Harriman & Co. - Grand Cayman
	4.640%, 07/02/07	2,303	2,303

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $1,182,928)		1,182,928

	TOTAL INVESTMENTS - 105.7%
	(Cost: $42,764,598)		50,321,400
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.7%)		(2,713,065)
	NET ASSETS - 100.0%		$47,608,335

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 06/30/07.
#	144A Security. Certain condition for public sale may exist. The total market value of
	144A securities owned at June 30, 2007 was $4,443,130 or 9.33% of net assets.

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2007 (Unaudited)
	U.S. SYSTEMATIC LARGE CAP GROWTH FUND
		Number
		of Shares	Value
	COMMON STOCK - 99.1%
	Aerospace/Defense - 4.7%
	Boeing Co.	2,100	$201,936
	Lockheed Martin Corp.	4,500	423,585
	Raytheon Co.	4,200	226,338
			851,859
	Agricultural Chemicals - 2.4%
	Monsanto Co.	6,500	439,010

	Applications Software - 4.6%
	Microsoft Corp.	28,400	836,948

	Auto/Truck Parts & Equipment-Original - 1.0%
	Johnson Controls, Inc.	1,600	185,232

	Building Products-Air & Heating - 2.1%
	American Standard Cos., Inc.	6,300	371,574

	Chemicals-Specialty - 1.2%
	Cabot Corp.	4,600	219,328

	Computers - 6.7%
	Apple, Inc.	2,100	256,284
	Hewlett-Packard Co.	10,100	450,662
	International Business Machines Corp.	4,800	505,200
			1,212,146
	Computers-Memory Devices - 2.1%
	EMC Corp.	10,300	186,430
	Network Appliance, Inc.*	6,800	198,560
			384,990
	Cosmetics & Toiletries - 0.9%
	Procter & Gamble Co.	2,775	169,802

	Diversified Manufacturing Operations - 1.5%
	Parker Hannifin Corp.	2,800	274,148

	E-Commerce/Services - 1.5%
	eBay, Inc.*	8,400	270,312

	Electric-Integrated - 1.0%
	Constellation Energy Group, Inc.	2,100	183,057

	Electronic Components-Semiconductors - 6.1%
	Broadcom Corp. Cl. A*	5,600	163,800
	Intel Corp.	21,700	515,592
	MEMC Electronic Materials, Inc.*	3,800	232,256
	NVIDIA Corp.*	4,600	190,026
			1,101,674
	Electronic Connectors - 1.0%
	Thomas & Betts Corp.	3,000	174,000

	Engines-Internal Combust - 1.0%
	Cummins, Inc.	1,700	172,057

	Enterprise Software/Services - 3.9%
	BEA Systems, Inc.*	15,900	217,671
	BMC Software, Inc.*	6,800	206,040
	Oracle Corp.*	13,900	273,969
			697,680
	Finance-Investment Bankers/Brokers - 3.6%
	Morgan Stanley	2,900	243,252
	The Goldman Sachs Group, Inc.	1,900	411,825
			655,077
	Food-Miscellaneous/Diversified - 0.7%
	General Mills, Inc.	2,100	122,682

	Health Care Cost Containment - 1.6%
	McKesson Corp.	4,800	286,272

	Human Resources - 1.4%
	Manpower, Inc.	2,700	249,048

	Internet Security - 1.0%
	Symantec Corp.*	9,300	187,860

	Life/Health Insurance - 1.2%
	Cigna Corp.	4,200	219,324

	Machinery-Farm - 1.4%
	AGCO Corp.*	5,900	256,119

	Medical Instruments - 1.0%
	Intuitive Surgical, Inc.*	1,300	180,401

	Medical Labs & Testing Services - 1.3%
	Laboratory Corp. of America Holdings*	2,900	226,954

	Medical Products - 3.4%
	Johnson & Johnson	9,900	610,038

	Medical-Drugs - 2.4%
	Abbott Laboratories	4,500	240,975
	Schering-Plough Corp.	6,200	188,728
			429,703
	Medical-HMO - 5.4%
	Aetna, Inc.	8,200	405,080
	UnitedHealth Group, Inc.	7,400	378,436
	WellCare Health Plans, Inc.*	2,200	199,122
			982,638
	Metal Processors & Fabrication - 2.2%
	Precision Castparts Corp.	3,300	400,488

	Metal-Diversified - 0.8%
	Freeport-McMoRan Copper & Gold, Inc.	1,800	149,076

	Multimedia - 2.5%
	News Corp. Cl. B	7,300	167,462
	The Walt Disney Co.	8,300	283,362
			450,824
	Networking Products - 5.1%
	Cisco Systems, Inc.*	28,200	785,370
	Juniper Networks, Inc.*	5,100	128,367
			913,737
	Oil Companies-Exploration & Production - 1.0%
	Noble Energy, Inc.	2,900	180,931

	Oil Field Machinery & Equipment - 2.2%
	National Oilwell Varco, Inc.*	3,800	396,112

	Oil Refining & Marketing - 2.5%
	Frontier Oil Corp.	4,900	214,473
	Valero Energy Corp.	3,200	236,352
			450,825
	Publishing-Newspapers - 1.9%
	Gannett Co., Inc.	6,100	335,195

	Retail-Computer Equipment - 1.0%
	GameStop Corp. Cl. A*	4,600	179,860

	Retail-Discount - 2.4%
	Dollar Tree Stores, Inc.*	5,700	248,235
	Wal-Mart Stores, Inc.	3,700	178,007
			426,242
	Retail-Major Department Stores - 1.4%
	JC Penney Co., Inc.	3,400	246,092

	Retail-Regional Department Stores - 3.1%
	Kohl's Corp.*	5,400	383,562
	Macy's, Inc.	4,200	167,076
			550,638
	Retail-Restaurants - 2.4%
	Darden Restaurants, Inc.	4,700	206,753
	McDonald's Corp.	4,300	218,268
			425,021
	Satellite Telecommunications - 1.2%
	EchoStar Communications Corp.	5,100	221,187

	Telephone-Integrated - 2.1%
	Verizon Communications, Inc.	9,400	386,998

	Wireless Equipment - 1.2%
	Qualcomm, Inc.	5,200	225,628

	TOTAL COMMON STOCK
	(Cost: $15,346,844)		17,888,787
		Principal
		Amount	Value
	SHORT TERM INVESTMENTS - 0.9%
	Time Deposit - 0.9%
	Wells Fargo Bank
	4.640%, 07/02/07
	(Cost: $164,540)	$164,540	$164,540

	TOTAL INVESTMENTS - 100.0%
	(Cost: $15,511,384)		18,053,327
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%)		(8,078)
	NET ASSETS - 100.0%		$18,045,249

*	Non-income producing securities.

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2007 (Unaudited)
	U.S. SYSTEMATIC MID CAP GROWTH FUND

		Number
		of Shares	Value
	COMMON STOCK - 98.4%
	Aerospace/Defense - 1.2%
	Spirit Aerosystems Holdings, Inc. Cl. A*	8,800	$317,240

	Airlines - 2.5%
	AMR Corp.*	11,800	310,930
	Continental Airlines, Inc. Cl. B*	10,900	369,183
			680,113
	Apparel Manufacturers - 0.6%
	Phillips-Van Heusen	2,900	175,653

	Appliances - 1.2%
	Whirlpool Corp.	3,000	333,600

	Broadcast Services/Programming - 1.3%
	Liberty Media Corp. - Capital*	3,000	353,040

	Building Products-Air & Heating - 0.8%
	American Standard Companies, Inc.	3,600	212,328

	Building-Maintenance & Service - 1.1%
	Rollins, Inc.	13,000	296,010

	Casino Hotels - 1.3%
	Wynn Resorts, Ltd.	3,800	340,822

	Chemicals-Diversified - 1.5%
	Celanese Corp. Cl. A	10,300	399,434

	Chemicals-Specialty - 1.1%
	Ashland, Inc.	4,500	287,775

	Commercial Banks-Southern US - 0.9%
	Synovus Financial Corp.	8,100	248,670

	Computer Services - 1.9%
	DST Systems, Inc.*	4,000	316,840
	Electronic Data Systems Corp.	6,800	188,564
			505,404
	Computers-Integrated Systems - 1.2%
	Diebold, Inc.	6,100	318,420

	Computers-Memory Devices - 1.3%
	Network Appliance, Inc.*	12,400	362,080

	Cosmetics & Toiletries - 0.9%
	The Estee Lauder Cos., Inc. Cl. A	5,600	254,856

	Data Processing/Management - 1.7%
	Dun & Bradstreet Corp.	4,500	463,410

	Dialysis Centers - 1.4%
	DaVita, Inc.*	7,300	393,324

	Distribution/Wholesale - 1.3%
	Genuine Parts Co.	7,300	362,080

	Diversified Manufacturing Operations - 3.5%
	Dover Corp.	8,300	424,545
	Parker Hannifin Corp.	1,700	166,447
	Teleflex, Inc.	4,500	368,010
			959,002

	E-Commerce/Products - 0.6%
	NutriSystem, Inc.*	2,200	153,648

	E-Commerce/Services - 1.6%
	Expedia, Inc.*	14,700	430,563

	Electronic Components-Semiconductors - 4.3%
	Broadcom Corp. Cl. A*	10,700	312,975
	MEMC Electronic Materials, Inc.*	7,100	433,952
	NVIDIA Corp.*	10,400	429,624
			1,176,551

	Electronic Connectors - 1.4%
	Thomas & Betts Corp.*	6,700	388,600

	Electronic Parts Distribution - 1.1%
	Avnet, Inc.*	7,300	289,372

	Electronics-Military - 1.4%
	L-3 Communications Holdings, Inc.	3,800	370,082

	E-Marketing/Information - 1.2%
	Digital River, Inc.*	7,100	321,275

	Enterprise Software/Services - 0.5%
	BEA Systems, Inc.*	10,800	147,852

	Finance-Consumer Loans - 0.6%
	The First Marblehead Corp.	4,000	154,560

	Food-Miscellaneous/Diversified - 2.7%
	HJ Heinz Co.	6,900	327,543
	Sara Lee Corp.	23,400	407,160
			734,703
	Funeral Services & Related Items - 0.6%
	Service Corp. International	12,700	162,306

	Independent Power Producer - 1.8%
	Dynegy, Inc. Cl. A*	37,400	353,056
	Mirant Corp.*	3,500	149,275
			502,331

	Industrial Audio & Video Products - 1.1%
	Dolby Laboratories, Inc. Cl. A*	8,200	290,362

	Instruments-Controls - 1.3%
	Mettler Toledo International, Inc.*	3,700	353,387

	Instruments-Scientific - 0.8%
	PerkinElmer, Inc.	8,100	211,086

	Life/Health Insurance - 1.4%
	Cigna Corp.	7,200	375,984

	Medical Products - 0.5%
	Zimmer Holdings, Inc.*	1,500	127,335

	Medical-Drugs - 2.3%
	Forest Laboratories, Inc.*	9,500	433,675
	King Pharmaceuticals, Inc.*	9,000	184,140
			617,815
	Medical-HMO - 2.9%
	Coventry Health Care, Inc.*	3,325	191,686
	Humana, Inc.*	7,200	438,552
	WellCare Health Plans, Inc.*	1,600	144,816
			775,054
	Metal-Diversified - 0.6%
	Freeport-McMoRan Copper & Gold, Inc.	1,900	157,358

	Metal-Iron - 1.1%
	Cleveland Cliffs, Inc.	3,700	287,379

	Motorcycle/Motor Scooter - 1.8%
	Harley-Davidson, Inc.	8,400	500,724

	Multi-line Insurance - 1.2%
	Assurant, Inc.	5,500	324,060

	Non-Ferrous Metals - 1.1%
	Titanium Metals Corp.*	9,300	296,670

	Oil & Gas Drilling - 4.2%
	Diamond Offshore Drilling, Inc.	4,400	446,864
	ENSCO International, Inc.	8,000	488,080
	Pride International, Inc.*	5,700	213,522
			1,148,466

	Oil Field Machinery & Equipment - 3.8%
	Dresser-Rand Group, Inc.*	9,400	371,300
	Grant Prideco, Inc.*	5,300	285,299
	National Oilwell Varco, Inc.*	3,500	364,840
			1,021,439

	Oil-Field Services - 0.4%
	Helix Energy Solutions Group*	3,000	119,730

	Paper & Related Products - 1.2%
	International Paper Co.	8,700	339,735

	Pipelines - 1.6%
	El Paso Corp.	25,500	439,365

	Property/Casualty Insurance - 1.2%
	WR Berkley Corp.	9,875	321,333

	Publishing-Newspapers - 1.1%
	Gannett Co., Inc.	5,300	291,235

	Real Estate Management/Services - 1.5%
	Jones Lang LaSalle, Inc.	3,600	408,600

	REITS-Diversified - 0.6%
	iStar Financial, Inc.	4,000	177,320

	REITS-Storage - 0.6%
	Public Storage	2,000	153,640

	Rental Auto/Equipment - 1.2%
	Avis Budget Group, Inc.*	11,100	315,573

	Retail-Apparel/Shoe - 1.6%
	Nordstrom, Inc.	8,700	444,744

	Retail-Auto Parts - 1.6%
	Autozone, Inc.*	3,100	423,522

	Retail-Computer Equipment - 1.3%
	GameStop Corp. Cl. A*	9,400	367,540

	Retail-Consumer Electronics - 1.0%
	RadioShack Corp.	8,600	285,004

	Retail-Discount - 3.1%
	Dollar Tree Stores, Inc.*	8,500	370,175
	TJX Cos., Inc.	16,800	462,000
			832,175

	Retail-Major Department Stores - 0.7%
	JC Penney Co., Inc.	2,500	180,950

	Retail-Restaurants - 2.3%
	CBRL Group, Inc.	7,400	314,352
	Wendy's International, Inc.	8,300	305,025
			619,377

	Rubber-Tires - 0.9%
	Goodyear Tire & Rubber Co.*	7,000	243,320

	Semiconductor Components-Integrated Circuits - 0.7%
	Integrated Device Technology, Inc.*	11,700	178,659

	Semiconductor Equipment - 1.0%
	Novellus Systems, Inc.*	9,800	278,026

	Telecommunications Equipment - 0.5%
	ADC Telecommunications, Inc.*	7,400	135,642

	Telephone-Integrated - 1.0%
	Level 3 Communications, Inc.*	48,400	283,140

	Tools-Hand Held - 1.4%
	The Black & Decker Corp.	4,400	388,564

	Toys - 1.5%
	Mattel, Inc.	15,900	402,111

	Vitamins & Nutrition Products - 0.4%
	NBTY, Inc.*	2,700	116,640

	Wire & Cable Products - 0.7%
	Belden, Inc.	3,300	182,655

	X-Ray Equipment - 0.7%
	Hologic, Inc.*	3,400	188,054

	TOTAL COMMON STOCK
	(Cost: $23,481,856)		$26,698,877

	Time Deposit - 1.6%
	Bank of America London
	4.640%, 07/02/07
	(Cost: $433,470)	$433,470	$433,470

	TOTAL INVESTMENTS - 100.0%
	(Cost: $23,915,326)		27,132,347
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%)		(1,218)
	NET ASSETS - 100.0%		$27,131,129

*	Non-income producing securities.

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2007 (Unaudited)
	U.S. CONVERTIBLE FUND
		Principal
		Amount	Value
	CONVERTIBLE CORPORATE BOND - 80.9%
	Advertising Sales - 1.3%
	Lamar Advertising Co.##
	2.875%, 12/31/10	$1,460,000	$2,020,275

	Aerospace/Defense - 1.9%
	Lockheed Martin Corp.++
	5.110%, 08/15/33	1,055,000	1,422,562
	United Industrial Corp.
	3.750%, 09/15/24	935,000	1,508,856
			2,931,418
	Aerospace/Defense-Equipment - 1.5%
	Triumph Group, Inc.##
	2.625%, 10/01/26	1,720,000	2,287,600

	Auto/Truck Parts & Equipment-Original - 1.1%
	ArvinMeritor, Inc. 144A#
	4.000%, 02/15/27	1,560,000	1,665,300

	Auto-Cars/Light Trucks - 0.6%
	Ford Motor Co.
	4.250%, 12/15/36	770,000	968,275

	Brewery - 0.9%
	Molson Coors Brewing Co.
	2.500%, 07/30/13	1,355,000	1,414,281

	Broadcast Services/Programming - 1.4%
	Liberty Media LLC
	0.750%, 03/30/23	1,740,000	2,135,850

	Cellular Telecommunications - 1.9%
	Nextel Communications, Inc.
	5.250%, 01/15/10	1,290,000	1,288,388
	NII Holdings, Inc.
	2.750%, 08/15/25	20,000	34,550
	NII Holdings, Inc. 144A#
	2.750%, 08/15/25	940,000	1,623,850
			2,946,788
	Coal - 1.4%
	Peabody Energy Corp.
	4.750%, 12/15/66	2,045,000	2,170,256

	Commercial Services - 1.5%
	Quanta Services, Inc.
	3.750%, 04/30/26	670,000	1,012,538
	Quanta Services, Inc. 144A#
	3.750%, 04/30/26	870,000	1,314,788
			2,327,326
	Computer Services - 3.2%
	DST Systems, Inc.
	4.125%, 08/15/23	1,395,000	2,361,037
	Electronic Data Systems Corp.*
	3.875%, 07/15/23	2,530,000	2,574,275
			4,935,312
	Computers - 1.6%
	Hewlett-Packard Co.*+
	0.000%, 10/14/17	3,220,000	2,427,075

	Computers-Memory Devices - 1.6%
	EMC Corp. 144A#
	1.750%, 12/01/11	1,885,000	2,389,237

	Diversified Manufacturing Operations - 1.7%
	Roper Industries, Inc.++
	1.481%, 01/15/34	3,535,000	2,567,294

	E-Commerce/Services - 1.7%
	Priceline.com, Inc.
	2.250%, 01/15/25	830,000	1,531,350
	Priceline.com, Inc. 144A#
	0.750%, 09/30/13	630,000	1,093,838
			2,625,188
	Electronic Components-Semiconductors - 1.3%
	Intel Corp.
	2.950%, 12/15/35	2,130,000	2,042,137

	Electronic Design Automation - 1.4%
	Cadence Design Systems, Inc. 144A#
	1.500%, 12/15/13	1,805,000	2,096,056

	Electronic Measure Instruments - 1.5%
	Itron, Inc.
	2.500%, 08/01/26	1,695,000	2,286,131

	Electronic Parts Distribution - 1.1%
	Avnet, Inc.
	2.000%, 03/15/34	1,280,000	1,625,600

	Electronics-Military - 1.6%
	L-3 Communications Corp.
	3.000%, 08/01/35	1,110,000	1,257,075
	L-3 Communications Corp. 144A#
	3.000%, 08/01/35	1,065,000	1,206,113
			2,463,188
	Energy-Alternate Sources - 1.2%
	Covanta Holding Corp.
	1.000%, 02/01/27	1,815,000	1,876,256

	Enterprise Software/Services - 0.8%
	Lawson Software, Inc. 144A#
	2.500%, 04/15/12	1,145,000	1,222,288

	Finance-Investment Bankers/Brokers - 1.2%
	Merrill Lynch & Co., Inc.*+
	0.000%, 03/13/32	1,540,000	1,897,126

	Footwear & Related Apparel - 0.8%
	Iconix Brand Group, Inc. 144A#
	1.875%, 06/30/12	1,150,000	1,180,187

	Hotels & Motels - 1.3%
	Hilton Hotels Corp.
	3.375%, 04/15/23	1,285,000	1,941,956

	Instruments-Scientific - 2.7%
	FEI Co.
	2.875%, 06/01/13	1,220,000	1,595,150
	Fisher Scientific International, Inc.
	3.250%, 03/01/24	1,730,000	2,478,225
			4,073,375
	Life/Health Insurance - 1.6%
	Prudential Financial, Inc.++
	2.960%, 12/12/36	2,295,000	2,377,161

	Machinery-Farm - 1.5%
	AGCO Corp.
	1.250%, 12/15/36	1,920,000	2,335,200

	Medical Instruments - 1.0%
	Kyphon, Inc. 144A#
	1.250%, 02/01/14	1,460,000	1,461,825

	Medical-Biomedical/Genetics - 1.0%
	Celgene Corp.
	1.750%, 06/01/08	325,000	1,539,687

	Medical-Drugs - 3.6%
	Allergan, Inc.
	1.500%, 04/01/26	30,000	31,875
	Allergan, Inc. 144A#
	1.500%, 04/01/26	1,800,000	1,912,500
	Teva Pharmaceutical Finance LLC
	0.500%, 02/01/24	1,055,000	1,215,888
	Wyeth++
	4.877%, 01/15/24	2,055,000	2,334,891
			5,495,154
	Medical-Hospitals - 1.5%
	LifePoint Hospitals, Inc.
	3.500%, 05/15/14	2,200,000	2,244,000

	Medical-Nursing Homes - 1.0%
	Manor Care, Inc.++
	2.125%, 08/01/35	1,015,000	1,528,844

	Motion Pictures & Services - 0.5%
	Macrovision Corp.
	2.625%, 08/15/11	570,000	712,500

	Multi-line Insurance - 1.3%
	American Financial Group, Inc.
	1.486%, 06/02/33	3,190,000	1,910,012

	Multimedia - 1.3%
	The Walt Disney Co.##
	2.125%, 04/15/23	1,710,000	2,056,275

	Networking Products - 1.0%
	Juniper Networks, Inc.*+
	0.000%, 06/15/08	1,220,000	1,579,900

	Oil & Gas Drilling - 1.7%
	Transocean, Inc.
	1.500%, 05/15/21	1,770,000	2,624,025

	Oil Field Machinery & Equipment - 1.5%
	Cameron International Corp.
	2.500%, 06/15/26	1,875,000	2,289,844

	Oil-Field Services - 1.6%
	Schlumberger, Ltd.
	1.500%, 06/01/23	1,025,000	2,410,031

	Printing-Commercial - 1.5%
	Bowne & Co., Inc.
	5.000%, 10/01/33	2,020,000	2,277,550

	REITS-Diversified - 1.3%
	Digital Realty Trust LP 144A#
	4.125%, 08/15/26	1,630,000	2,029,839

	Retail-Discount - 1.4%
	TJX Cos., Inc.*+
	0.000%, 02/13/21	2,255,000	2,077,419

	Retail-Sporting Goods - 1.1%
	Dick's Sporting Goods, Inc.++
	1.606%, 02/18/24	1,570,000	1,626,912

	Rubber-Tires - 1.5%
	The Goodyear Tire & Rubber Co.
	4.000%, 06/15/34	805,000	2,349,594

	Telecommunications Equipment - 2.7%
	CommScope, Inc.
	1.000%, 03/15/24	960,000	2,582,400
	Harris Corp.
	3.500%, 08/15/22	635,000	1,535,906
			4,118,306
	Telephone-Integrated - 2.9%
	CenturyTel, Inc.##
	4.750%, 08/01/32	1,985,000	2,498,619
	Level 3 Communications, Inc.
	2.875%, 07/15/10	1,765,000	1,930,469
			4,429,088
	Therapeutics - 1.4%
	Gilead Sciences, Inc. 144A#
	0.625%, 05/01/13	1,905,000	2,190,750

	Toys - 1.5%
	Hasbro, Inc.
	2.750%, 12/01/21	1,534,000	2,243,475

	Transport-Rail - 1.6%
	CSX Corp.*+
	0.000%, 10/30/21	1,500,000	2,405,625

	Web Hosting/Design - 1.5%
	Equinix, Inc.*
	2.500%, 04/15/12	2,245,000	2,346,025

	Web Portals/ISP - 1.3%
	Trizetto Group
	2.750%, 10/01/25	1,150,000	1,381,438
	Trizetto Group 144A#
	1.125%, 04/15/12	625,000	643,750
			2,025,188
	Wire & Cable Products - 1.5%
	General Cable Corp.
	0.875%, 11/15/13	1,415,000	2,276,381

	Wireless Equipment - 1.4%
	American Tower Corp.
	3.000%, 08/15/12	1,020,000	2,153,475

	TOTAL CONVERTIBLE CORPORATE BOND
	(Cost: $110,516,883)		123,629,860
		Principal
		Amount	Value
	CONVERTIBLE PREFERRED STOCK - 17.3%
	Agricultural Operations - 1.5%
	Bunge, Ltd.
	4.875%, 12/31/49	$19,340	$2,231,352

	Auto-Cars/Light Trucks - 1.9%
	Ford Motor Co. Capital Trust II
	6.500%, 01/15/32	38,200	1,472,992
	General Motors Corp.
	6.250%, 07/15/33	58,065	1,455,109
			2,928,101
	Chemicals-Diversified - 1.7%
	Celanese Corp.
	4.250%, 12/31/49	51,563	2,586,400

	Electric-Generation - 1.2%
	AES Trust III
	6.750%, 10/15/29	37,993	1,903,829

	Electric-Integrated - 1.6%
	Entergy Corp.
	7.625%, 02/17/09	37,755	2,483,901

	Finance-Investment Bankers/Brokers - 2.2%
	Lazard, Ltd.
	6.625%, 05/15/08	31,515	1,224,673
	Citigroup Funding, Inc.*+
	0.000%, 09/27/08	65,685	2,107,832
			3,332,505
	Independent Power Producer - 1.5%
	NRG Energy, Inc.
	5.750%, 03/16/09	6,070	2,244,383

	Medical-Drugs - 1.4%
	Schering-Plough Corp.
	6.000%, 09/14/07	31,450	2,163,760

	Metal-Diversified - 1.6%
	Freeport-McMoRan Copper & Gold, Inc.
	6.750%, 05/01/10	18,815	2,417,728

	Multi-line Insurance - 1.5%
	MetLife, Inc.
	6.375%, 08/15/08	70,000	2,265,200

	Non-Hazardous Waste Disposal - 1.2%
	Allied Waste Industries, Inc.
	6.250%, 03/01/08	5,300	1,865,600

	TOTAL CONVERTIBLE PREFERRED STOCK
	(Cost: $22,841,808)		26,422,759
		Principal
		Amount	Value
	SHORT TERM INVESTMENTS - 3.4%
	Money Market Funds - 1.7%
	Boston Global Investment Trust - Enhanced Portfolio, 5.300%**	$2,517,165	$2,517,165

	Time Deposit - 1.7%
	Wells Fargo Bank
	4.640%, 07/02/07	2,649,073	2,649,073

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $5,166,238)		5,166,238

	TOTAL INVESTMENTS - 101.6%
	(Cost: $138,524,929)		155,218,865
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6%)		(2,402,783)
	NET ASSETS - 100.0%		$152,816,082

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
#	144A Security. Certain condition for public sale may exist. The total market value of
	144A securities owned at June 30, 2007 was $22,030,321 or 14.42% of net assets.
##	All or a portion of the Fund's holdings in this security was on loan as of 06/30/07.
+	Zero coupon bond.
++	The coupon rate shown on floating rate securities represents the rate at June 30, 2007.

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2007 (Unaudited)
	GLOBAL SELECT FUND
		Number
		of Shares	Value
	COMMON STOCK - 97.4%
	Brazil - 1.2%
	Unibanco - Uniao de Bancos Brasileiros SA - GDR	16,400	$1,851,068

	Finland - 1.3%
	Outotec OYJ	37,580	2,074,302

	France - 6.1%
	Alcatel-Lucent - ADR##	101,000	1,414,000
	AXA SA	59,031	2,551,975
	Total SA	33,097	2,693,571
	Veolia Environnement	35,156	2,755,261
			9,414,807
	Germany - 5.3%
	Commerzbank AG	32,436	1,554,691
	Continental AG	16,259	2,293,355
	Henkel KGaA	43,039	2,057,090
	Siemens AG	16,133	2,321,992
			8,227,128
	Greece - 0.9%
	OPAP SA	37,890	1,340,715

	Hong Kong - 4.4%
	Hang Lung Properties, Ltd.	349,000	1,203,079
	Hutchison Whampoa, Ltd.	132,000	1,311,068
	Jardine Matheson Holdings, Ltd.	95,200	2,265,760
	Kowloon Development Co., Ltd.	583,000	1,161,839
	Melco International Development	596,000	884,330
			6,826,076
	Indonesia - 1.0%
	Indosat Tbk PT	2,041,000	1,468,345

	Ireland - 1.1%
	Icon PLC - ADR*##	37,300	1,631,502

	Italy - 1.9%
	UniCredito Italiano SpA	333,195	2,983,477

	Japan - 10.4%
	Aichi Corp.	98,400	1,344,190
	Asics Corp.	114,000	1,405,903
	Chugai Pharmaceutical Co., Ltd.##	57,200	1,025,936
	Geo Corp.	592	1,001,887
	Joint Corp.	52,600	1,648,342
	Mitsubishi UFJ Financial Group, Inc.	165	1,817,078
	NGK Spark Plug Co., Ltd.	49,000	851,087
	Nisshinbo Industries, Inc.	84,000	1,171,286
	Nitori Co., Ltd.	27,750	1,381,939
	Rakuten, Inc.	2,059	691,919
	Sony Corp. - ADR	43,300	2,224,321
	Sumco Corp.	29,400	1,473,631
			16,037,519
	Netherlands - 3.5%
	Koninklijke Ahold NV	153,418	1,933,164
	Koninklijke Philips Electronics NV	42,643	1,817,588
	Royal Numico NV	32,972	1,715,754
			5,466,506
	Republic Of China - 2.4%
	AAC Acoustic Technology Holdings, Inc.*	1,070,000	1,205,784
	China Mobile, Ltd.	226,000	2,431,164
			3,636,948
	South Korea - 3.0%
	Kookmin Bank	23,524	2,064,938
	Osstem Implant Co., Ltd.*	25,537	1,202,359
	Samsung Electronics Co., Ltd.	2,261	1,385,135
			4,652,432
	Spain - 1.4%
	Tecnicas Reunidas SA##	32,502	2,201,363

	Sweden - 1.6%
	Telefonaktiebolaget LM Ericsson Cl. B	631,000	2,526,871

	Switzerland - 7.3%
	Adecco SA	17,197	1,332,290
	Credit Suisse Group	23,691	1,688,486
	Nestle SA	6,898	2,622,771
	Panalpina Welttransport Holding AG	5,846	1,235,406
	Roche Holding AG	14,567	2,583,931
	Sika AG	845	1,723,646
			11,186,530
	Taiwan - 0.9%
	United Microelectronics Corp. - ADR##	403,100	1,378,602

	United Kingdom - 8.3%
	ARM Holdings PLC	673,577	1,979,847
	IG Group Holdings PLC	325,610	1,932,098
	International Power PLC	237,447	2,046,146
	Reed Elsevier PLC	137,292	1,780,822
	Standard Chartered PLC	102,130	3,340,009
	Wellstream Holdings PLC*	208,758	1,785,312
			12,864,234
	United States - 35.4%
	3M Co.	23,000	1,996,170
	Abercrombie & Fitch Co. Cl. A	21,000	1,532,580
	Affiliated Managers Group, Inc.*	13,800	1,776,888
	Ansys, Inc.*##	71,900	1,905,350
	Apollo Investment Corp.##	78,900	1,697,928
	Apple, Inc.	22,500	2,745,900
	Assurant, Inc.##	31,800	1,873,656
	Boeing Co.	23,800	2,288,608
	Cerner Corp.*	19,800	1,098,306
	Corning, Inc.*	104,800	2,677,640
	DaVita, Inc.*	19,400	1,045,272
	Genzyme Corp.*	30,100	1,938,440
	Helmerich & Payne, Inc.	67,200	2,380,224
	Hess Corp.	42,400	2,499,904
	ITT Corp.	27,500	1,877,700
	Ltd Brands, Inc.	67,300	1,847,385
	Morgan Stanley	17,700	1,484,676
	Occidental Petroleum Corp.	42,200	2,442,536
	Oracle Corp.*	111,900	2,205,549
	Praxair, Inc.	23,800	1,713,362
	Psychiatric Solutions, Inc.	47,700	1,729,602
	Qualcomm, Inc.	31,800	1,379,802
	Spansion, Inc. Cl. A*	118,600	1,316,460
	Thermo Fisher Scientific, Inc.	36,900	1,908,468
	Volcom, Inc.*	48,800	2,446,344
	Waters Corp.*	31,500	1,869,840
	Wyeth	44,000	2,522,960
	XTO Energy, Inc.	40,000	2,404,000
			54,605,550
	TOTAL COMMON STOCK
	(Cost: $125,039,690)		150,373,975

	EQUITY-LINKED SECURITIES - 1.1%
	Taiwan - 1.1%
	Credit Suisse FB Hon Hai Precision Industry Co., Ltd. - 11/05/07	200,304	$1,730,827
	(Cost: $1,102,866)
		Principal
		Amount	Value
	SHORT TERM INVESTMENTS - 6.3%
	Money Market Funds - 5.0%
	Boston Global Investment Trust - Enhanced Portfolio, 5.300%**	$7,649,325	$7,649,325

	Time Deposits - 1.3%
	Bank of America London
	4.640%, 07/02/07	1,990,371	1,990,371

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $9,639,696)		9,639,696
	TOTAL INVESTMENTS - 104.8%
	(Cost: $135,782,252)		161,744,498
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.8%)		(7,408,595)
	NET ASSETS - 100.0%		$154,335,903

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 06/30/07.
ADR	American Depository Receipt
GDR	Global Depository Receipt

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2007 (Unaudited)
	INTERNATIONAL GROWTH FUND
		Number
		of Shares	Value
	COMMON STOCK - 97.7%
	Australia - 4.7%
	AMP, Ltd.	83,185	$714,210
	CSL, Ltd.	19,979	1,491,616
	Incitec Pivot, Ltd.	8,602	581,646
	Rio Tinto, Ltd.	10,798	905,017
			3,692,489
	Belgium - 1.1%
	InBev NV##	10,995	873,584

	Brazil - 3.1%
	All America Latina Logistica SA	60,300	826,542
	Cia Vale do Rio Doce - ADR	17,300	770,715
	Unibanco - Uniao de Bancos Brasileiros SA - GDR	7,400	835,238
			2,432,495
	Canada - 5.2%
	AUR Resources, Inc.	19,100	569,185
	HudBay Minerals, Inc.*	21,300	445,723
	Inmet Mining Corp.	7,300	565,471
	Rogers Communications, Inc. Cl. B	40,300	1,720,730
	Teck Cominco, Ltd. Cl. B	18,800	798,834
			4,099,943
	Denmark - 2.3%
	FLSmidth & Co. AS Cl. B	22,800	1,795,797

	Egypt - 1.1%
	Orascom Construction Industries - GDR	6,606	875,295

	Finland - 2.2%
	Outotec OYJ	17,650	974,227
	Wartsila OYJ Cl. B	11,100	733,065
			1,707,292
	France - 10.1%
	Alstom##	15,950	2,675,857
	BNP Paribas	6,061	723,287
	Cie Generale de Geophysique-Veritas*	4,761	1,195,588
	Neopost SA	5,090	745,930
	Total SA	9,398	764,848
	Veolia Environnement	23,238	1,821,218
			7,926,728
	Germany - 4.3%
	Hugo Boss AG	1,879	123,052
	IVG Immobilien AG	15,306	598,027
	Solarworld AG##	17,454	806,180
	Stada Arzneimittel AG	14,851	947,494
	United Internet AG	43,294	904,542
			3,379,295
	Greece - 2.1%
	National Bank of Greece SA	13,251	758,796
	Piraeus Bank SA	23,700	866,137
			1,624,933
	Hong Kong - 1.7%
	Foxconn International Holdings, Ltd.*	159,000	453,536
	Pacific Basin Shipping, Ltd.	817,000	919,633
			1,373,169
	India - 0.4%
	Infosys Technologies, Ltd. - ADR	6,400	322,432

	Ireland - 2.6%
	C&C Group PLC	42,459	573,430
	Kingspan Group PLC	52,095	1,460,609
			2,034,039
	Italy - 1.7%
	UniCredito Italiano SpA	146,482	1,311,621

	Japan - 18.2%
	Fanuc, Ltd.	7,500	772,501
	Honda Motor Co., Ltd.	17,700	644,965
	Japan Tobacco, Inc.	151	743,415
	Komatsu, Ltd.	35,200	1,020,414
	Mitsubishi Corp.	32,400	847,419
	Mitsubishi Electric Corp.	67,000	619,572
	Mitsubishi Estate Co., Ltd.	21,600	585,935
	Mitsui Engineering & Shipbuilding Co., Ltd.	166,000	885,817
	Nippon Electric Glass Co., Ltd.	30,000	528,362
	Nomura Holdings, Inc.	36,300	705,454
	ORIX Corp.	1,350	354,731
	Shin-Etsu Chemical Co., Ltd.	10,000	713,389
	Sumco Corp.	16,800	842,075
	Sumitomo Heavy Industries, Ltd.	70,000	791,854
	The Japan Steel Works, Ltd.	140,000	2,131,260
	Tokuyama Corp.	36,000	468,165
	Tokyu Land Corp.	85,000	903,721
	Toyota Motor Corp.	11,100	701,081
			14,260,130
	Mexico - 1.3%
	America Movil SAB de CV - ADR	16,700	1,034,231

	Netherlands - 3.1%
	Koninklijke BAM Groep NV	29,708	841,763
	Koninklijke Philips Electronics NV	18,400	778,688
	SBM Offshore NV	20,729	792,274
			2,412,725
	Norway - 6.1%
	Renewable Energy Corp. AS*##	56,800	2,211,857
	SeaDrill, Ltd.*	83,400	1,796,820
	Yara International ASA	25,600	771,509
			4,780,186
	Peru - 1.1%
	CrediCorp, Ltd.	14,100	862,497

	Republic Of China - 2.6%
	China Coal Energy Co.*	657,000	984,924
	China Communications Construction Co., Ltd.	572,000	1,024,316
			2,009,240
	Singapore - 2.4%
	City Developments, Ltd.	89,000	1,006,702
	DBS Group Holdings, Ltd.	58,000	864,625
			1,871,327
	South Africa - 0.9%
	Aquarius Platinum, Ltd.	21,500	674,655

	South Korea - 1.5%
	Samsung Heavy Industries Co., Ltd.	24,450	1,196,168

	Sweden - 4.1%
	Assa Abloy AB Cl. B##	32,200	711,413
	SSAB Svenskt Stal AB Cl. A	33,600	1,384,238
	Swedbank AB	20,100	729,875
	Telefonaktiebolaget LM Ericsson - ADR##	9,600	382,944
			3,208,470
	Switzerland - 6.1%
	ABB, Ltd.	51,982	1,179,096
	Julius Baer Holding AG	10,206	731,974
	Nestle SA	1,749	665,008
	Roche Holding AG	5,758	1,021,368
	Swatch Group AG	13,666	774,957
	Syngenta AG	1,981	386,631
			4,759,034
	United Kingdom - 7.7%
	Barclays PLC	46,928	655,312
	BT Group PLC	257,178	1,715,664
	Burberry Group PLC	55,778	768,823
	International Power PLC	273,518	2,356,979
	Reckitt Benckiser PLC	10,469	574,472
			6,071,250
	TOTAL COMMON STOCK
	(Cost: $61,033,081)		76,589,025
		Number
		of Shares	Value
	PREFERRED STOCK - 1.8%
	Brazil - 1.1%
	Usinas Siderurgicas de Minas Gerais SA	14,400	$822,430

	Germany - 0.7%
	Hugo Boss AG	9,530	571,075

	TOTAL PREFERRED STOCK
	(Cost: $1,392,493)		1,393,505
		Principal
		Amount	Value
	SHORT TERM INVESTMENTS - 7.9%
	Money Market Funds - 7.5%
	Boston Global Investment Trust - Enhanced Portfolio, 5.300%**	$5,929,932	$5,929,932

	Time Deposits - 0.4%
	Bank of America London
	4.640%, 07/02/07	293,928	293,928

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $6,223,860)		6,223,860
	TOTAL INVESTMENTS - 107.4%
	(Cost: $68,649,434)		84,206,390
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.4%)		(5,776,234)
	NET ASSETS - 100.0%		$78,430,156

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 06/30/07.
ADR	American Depository Receipt
GDR	Global Depository Receipt

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2007 (Unaudited)
	INTERNATIONAL GROWTH OPPORTUNITIES FUND
		Number
		of Shares	Value
	COMMON STOCK - 99.6%
	Australia - 4.6%
	Incitec Pivot, Ltd.	65,586	$4,434,760
	Mount Gibson Iron, Ltd.	1,773,965	2,016,743
	Murchison Metals, Ltd.*##	594,501	2,940,504
	Paladin Resources, Ltd.*##	404,376	2,833,780
	Western Areas NL*##	296,189	1,213,715
			13,439,502
	Belgium - 2.6%
	EVS Broadcast Equipment SA##	37,984	3,129,770
	Umicore##	21,350	4,650,098
			7,779,868
	Canada - 3.4%
	AUR Resources, Inc.	61,800	1,841,655
	Gildan Activewear, Inc. Cl. A*	145,000	4,957,603
	HudBay Minerals, Inc.*	67,600	1,414,596
	Inmet Mining Corp.	23,400	1,812,606
			10,026,460
	Denmark - 1.1%
	Carlsberg AS Cl. B	25,650	3,104,887

	Finland - 3.0%
	Outotec OYJ	157,761	8,707,930

	France - 5.7%
	Cie Generale de Geophysique-Veritas*	16,702	4,194,227
	Neopost SA	18,905	2,770,493
	Nexans SA##	50,492	8,442,166
	Teleperformance##	29,704	1,293,765
			16,700,651
	Germany - 10.8%
	Aareal Bank AG##	37,505	1,955,182
	Balda AG##	242,050	3,468,416
	Bauer AG##	68,245	5,520,880
	Ersol Solar Energy AG*##	34,874	3,160,348
	IVG Immobilien AG##	79,154	3,092,658
	Morphosys AG*##	33,562	2,189,302
	QSC AG*##	328,029	2,126,494
	SGL Carbon AG*##	105,025	4,361,627
	Stada Arzneimittel AG	94,341	6,018,954
			31,893,861
	Greece - 1.0%
	JUMBO SA	87,414	3,029,342

	Indonesia - 5.8%
	Bakrie and Brothers Tbk PT*	87,922,500	2,870,740
	Bakrie Sumatera Plantations Tbk PT	18,218,000	3,064,899
	Ciputra Surya Tbk PT	12,609,500	1,646,841
	Tambang Batubara Bukit Asam Tbk PT	6,476,000	4,694,831
	United Tractors Tbk PT	5,433,000	4,960,957
			17,238,268
	Ireland - 2.3%
	Kingspan Group PLC	237,762	6,666,233

	Italy - 4.9%
	Aicon SpA*	119,498	701,231
	Azimut Holding SpA##	212,989	3,653,184
	Buzzi Unicem SpA	58,663	2,027,427
	Digital Multimedia Technologies SpA*##	58,678	5,026,673
	Mariella Burani SpA	86,742	3,031,827
			14,440,342
	Japan - 12.2%
	Haseko Corp.	578,600	1,710,102
	Inui Steamship Co., Ltd.	399,800	5,150,668
	KK DaVinci Advisors*	2,356	2,060,391
	Monex Beans Holdings, Inc.##	2,566	2,140,151
	Parco Co., Ltd.	169,600	2,146,523
	Sumco Techxiv Corp.	78,200	5,483,720
	Taiheiyo Cement Corp.	477,500	2,111,138
	Takeuchi Manufacturing Co., Ltd.	48,900	2,257,014
	The Japan Steel Works, Ltd.	511,000	7,779,100
	Tokuyama Corp.	134,800	1,753,017
	Tokyu Land Corp.	314,400	3,342,704
			35,934,528
	Mexico - 2.3%
	Banco Compartamos SA de CV*	573,000	3,583,921
	Grupo Famsa SAB de CV*	556,400	3,248,088
			6,832,009
	Netherlands - 3.8%
	Koninklijke BAM Groep NV##	114,816	3,253,258
	SBM Offshore NV##	73,223	2,798,624
	Unit 4 Agresso NV	103,978	2,822,592
	USG People NV	49,035	2,311,225
			11,185,699
	Norway - 3.6%
	Fred Olsen Energy ASA##	110,100	5,732,093
	Golden Ocean Group, Ltd.##	1,531,000	4,989,841
			10,721,934
	Republic Of China - 4.6%
	China Hongxing Sports, Ltd.	9,930,000	5,843,277
	Harbin Power Equipment	2,542,000	3,830,282
	Parkson Retail Group, Ltd.##	202,000	1,288,031
	Renesola, Ltd.*	240,277	2,723,751
			13,685,341
	Singapore - 3.3%
	Ho Bee Investment, Ltd.	171,000	262,742
	Jiutian Chemical Group, Ltd.	1,774,000	2,818,543
	Midas Holdings, Ltd.*	867,000	1,179,091
	Straits Asia Resources, Ltd.##	3,674,000	3,603,256
	UOL Group, Ltd.	451,000	1,710,288
			9,573,920
	South Africa - 0.8%
	Aquarius Platinum, Ltd.	78,312	2,457,377

	South Korea - 3.7%
	Hyunjin Materials Co., Ltd.	140,781	6,277,927
	KIWOOM Securities Co., Ltd.	6,638	506,526
	STX Engine Co., Ltd.	67,830	4,067,304
			10,851,757
	Spain - 3.4%
	Grifols SA	458,345	9,972,377

	Sweden - 6.9%
	Alfa Laval AB	84,200	5,095,812
	Lindab International AB	216,800	6,291,664
	Meda AB Cl. A##	132,800	2,096,424
	Rezidor Hotel Group AB##	290,400	2,540,979
	SSAB Svenskt Stal AB Cl. A	107,700	4,436,979
			20,461,858
	Switzerland - 2.5%
	Forbo Holding AG*##	3,347	1,829,708
	Panalpina Welttransport Holding AG	12,093	2,555,554
	Phonak Holding AG##	34,701	3,114,483
			7,499,745
	United Kingdom - 7.3%
	Aberdeen Asset Management PLC	1,088,283	4,279,614
	ARM Holdings PLC	498,189	1,464,328
	BlueBay Asset Management*	164,919	1,637,882
	Charter PLC*	137,187	3,041,459
	Henderson Group PLC	953,635	3,008,704
	Michael Page International PLC	359,262	3,787,832
	RPS Group PLC	591,883	4,162,273
			21,382,092
	TOTAL COMMON STOCK
	(Cost: $196,161,218)		293,585,981

	PREFERRED STOCK - 1.2%
	Brazil - 1.2%
	Duratex SA
	(Cost: $2,965,599)	118,000	$3,400,312

	RIGHTS - 0.0%
	South Korea - 0.0%
	KIWOOM Securities Co., Ltd.
	07/13/07 (Cost: $0)	930	$13,287

		Principal
		Amount	Value
	SHORT TERM INVESTMENTS - 24.8%
	Money Market Funds - 24.5%
	Boston Global Investment Trust - Enhanced Portfolio, 5.300%**	$72,280,353	$72,280,353

	Time Deposits - 0.3%
	Citibank Nassau
	4.640%, 07/02/07	939,975	939,975

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $73,220,327)		73,220,328
	TOTAL INVESTMENTS - 125.6%
	(Cost: $272,347,144)		370,219,908
	LIABILITIES IN EXCESS OF OTHER ASSETS - (25.6%)		(75,427,739)
	NET ASSETS - 100.0%		$294,792,169

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 06/30/07.

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2007 (Unaudited)
	EMERGING MARKETS FUND
		Number
		of Shares	Value
	COMMON STOCK - 93.0%
	Argentina - 0.7%
	Tenaris SA - ADR	7,000	$342,720

	Brazil - 11.1%
	All America Latina Logistica SA	43,300	593,520
	Cia Vale do Rio Doce - ADR	11,000	490,050
	Cyrela Brazil Realty SA	20,700	256,869
	Gerdau SA - ADR	21,020	540,634
	Localiza Rent A CAR	30,100	339,914
	Lojas Renner SA	23,100	435,374
	Petroleo Brasileiro SA - ADR	8,150	988,350
	Rossi Residencial SA	25,000	530,893
	Unibanco - Uniao de Bancos Brasileiros SA - GDR	9,400	1,060,978
			5,236,582
	Egypt - 1.6%
	Orascom Construction Industries - GDR	5,847	774,728

	Hong Kong - 1.3%
	Belle International Holdings, Ltd.*	357,000	394,084
	Tencent Holdings, Ltd.	60,000	241,369
			635,453
	India - 2.0%
	Reliance Industries, Ltd. - GDR 144A#*	8,551	722,560
	Satyam Computer Services, Ltd. - ADR	9,400	232,744
			955,304
	Indonesia - 4.8%
	Bakrie and Brothers Tbk PT*	16,616,500	542,542
	Bank Niaga Tbk PT	4,328,500	392,847
	Ciputra Surya Tbk PT	2,138,000	279,230
	Kawasan Industri Jababeka Tbk PT	18,049,500	429,512
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	194,000	139,568
	United Tractors Tbk PT	535,500	488,973
			2,272,672
	Israel - 1.0%
	Nice Systems, Ltd. - ADR*	13,540	470,380

	Malaysia - 3.7%
	Bumiputra-Commerce Holdings Berhad	229,300	777,063
	IOI Corp. Berhad*	330,000	497,031
	Steppe Cement, Ltd.*	42,639	281,028
	UEM World Berhad	170,600	186,783
			1,741,905
	Mexico - 6.4%
	America Movil SAB de CV - ADR	14,900	922,757
	Banco Compartamos SA de CV*	110,400	690,515
	Cemex SAB de CV - ADR	6,422	236,972
	Consorcio ARA SAB de CV	194,700	313,917
	Corp. GEO SAB de CV Cl. B*	55,800	306,870
	Grupo Famsa SAB de CV*	97,900	571,509
			3,042,540
	Peru - 2.6%
	CrediCorp, Ltd.	12,120	741,380
	Southern Copper Corp.	5,100	480,726
			1,222,106
	Philippines - 4.3%
	Aboitiz Equity Ventures, Inc.	456,000	82,819
	Banco de Oro-EPCI, Inc.	303,100	455,469
	Bank of the Philippine Islands	273,900	405,668
	Filinvest Land, Inc.*	6,472,900	302,302
	Megaworld Corp.	4,801,000	415,222
	Robinsons Land Corp.	896,200	377,857
			2,039,337
	Poland - 0.9%
	Globe Trade Centre SA*	24,130	422,794

	Republic Of China - 13.6%
	China Communications Construction Co., Ltd.	620,000	1,110,273
	China Hongxing Sports, Ltd.	2,071,000	1,218,673
	China Infrastructure Machinery Holdings, Ltd.	330,000	720,961
	China Shenhua Energy Co., Ltd.	168,400	582,665
	FibreChem Technologies, Ltd.	525,000	470,267
	Guangzhou R&F Properties Co., Ltd.	64,800	198,928
	Hengan International Group Co., Ltd.	170,000	604,510
	Industrial & Commercial Bank of China	716,000	396,562
	Nine Dragons Paper Holdings, Ltd.	267,600	623,655
	Tianjin Development Holdings	442,000	481,129
			6,407,623
	Russian Federation - 7.4%
	Evraz Group SA - GDR	24,548	1,008,923
	Gazprom OAO - ADR	10,722	442,926
	LUKOIL - ADR	5,880	445,410
	Pharmstandard - GDR 144A#*	19,300	323,854
	Unified Energy System - GDR	6,357	858,208
	VTB Bank OJSC - GDR 144A#*	40,000	439,200
			3,518,521
	Singapore - 3.6%
	Jiutian Chemical Group, Ltd.	276,000	438,511
	Midas Holdings, Ltd.*	259,000	352,231
	Straits Asia Resources, Ltd.	596,000	584,524
	Yanlord Land Group, Ltd.	163,000	334,643
			1,709,909
	South Africa - 6.5%
	Exxaro Resources, Ltd.	47,903	451,723
	Grindrod, Ltd.	138,406	432,764
	Impala Platinum Holdings, Ltd.	19,374	593,418
	Kumba Iron Ore, Ltd.	17,094	448,439
	Naspers, Ltd. Cl. N	12,659	326,707
	Sasol, Ltd.	5,764	217,417
	Wilson Bayly Holmes-Ovcon, Ltd.	39,450	578,156
			3,048,624
	South Korea - 13.3%
	Daelim Industrial Co.	2,532	376,827
	Hyundai Engineering & Construction Co., Ltd.	9,400	687,780
	Hyunjin Materials Co., Ltd.	11,971	533,830
	Industrial Bank Of Korea	28,060	572,498
	KIWOOM Securities Co., Ltd.	3,484	265,853
	Korea Investment Holdings Co., Ltd.	10,180	696,370
	Korea Zinc Co., Ltd.	3,010	511,495
	LG Household & Health Care, Ltd.	1,783	258,602
	NHN Corp.	2,595	473,274
	Samsung Heavy Industries Co., Ltd.	11,330	554,298
	Shinsegae Co., Ltd.	330	215,023
	STX Pan Ocean Co., Ltd.	841,000	1,121,737
			6,267,587
	Taiwan - 6.4%
	Advanced Semiconductor Engineering, Inc. - ADR	69,984	477,991
	ASE Test, Ltd.*	32,700	460,089
	Asustek Computer, Inc. - GDR	140,598	385,239
	AU Optronics Corp. - ADR	31,300	538,360
	Catcher Technology Co., Ltd.*	1,000	9,356
	Cathay Financial Holding Co., Ltd. - GDR	20,971	500,788
	Far Eastern Textile Co., Ltd.	5,000	5,119
	Siliconware Precision Industries Co. - ADR	57,032	627,352
			3,004,294
	United States - 1.8%
	NII Holdings, Inc.*	10,550	851,807

	TOTAL COMMON STOCK
	(Cost: $36,656,649)		43,964,886

	PREFERRED STOCK - 3.5%
	Brazil - 3.5%
	Duratex SA	32,500	936,526
	Lojas Americanas SA	3,200,000	255,867
	Usinas Siderurgicas de Minas Gerais SA	8,200	468,328
			1,660,721
	TOTAL PREFERRED STOCK
	(Cost: $1,414,412)		1,660,721

	EQUITY-LINKED SECURITIES - 2.5%
	India - 1.2%
	Merrill Lynch Reliance Communications, Ltd.* - 01/25/11	44,745	568,038

	United Kingdom - 1.3%
	UBS AG Sterlite Industries, Ltd. - 6/14/10	41,509	596,318

	TOTAL EQUITY-LINKED SECURITIES
	(Cost: $990,921)		1,164,356

	RIGHTS - 0.0%
	South Korea - 0.0%
	KIWOOM Securities Co., Ltd.	488	6,972
	TOTAL RIGHTS
	(Cost: $0)
	TOTAL INVESTMENTS - 99.0%
	(Cost: $39,061,982)		46,796,935
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		475,312
	NET ASSETS - 100.0%		$47,272,247

*	Non-income producing securities.
ADR	American Depository Receipt
GDR	Global Depository Receipt
#	144A Security. Certain condition for public sale may exist. The total market value of
	144A securities owned at June 30, 2007 was $1,485,614 or 3.14% of net assets.

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2007 (Unaudited)
	INTERNATIONAL SYSTEMATIC FUND
		Number
		of Shares	Value
	COMMON STOCK - 98.7%
	Australia - 1.6%
	Coca-Cola Amatil, Ltd.	37,931	$307,003
	David Jones, Ltd.	57,814	273,205
	OneSteel, Ltd.	118,443	646,132
	Pacific Brands, Ltd.	111,919	327,585
			1,553,925
	Austria - 1.1%
	RHI AG*	14,400	786,279
	Voestalpine AG	3,420	288,680
			1,074,959
	Belgium - 0.5%
	Tessenderlo Chemie NV	7,933	486,305

	Denmark - 0.2%
	FLSmidth & Co. AS Cl. B	2,950	232,351

	Finland - 2.0%
	Kesko OYJ Cl. B	7,411	493,840
	Outokumpu OYJ	42,500	1,436,107
			1,929,947
	France - 7.1%
	Air France-KLM	6,428	300,287
	BNP Paribas	15,745	1,878,923
	Business Objects SA*	4,842	191,080
	Credit Agricole SA	16,137	657,956
	Peugeot SA	7,802	629,901
	Renault SA	10,918	1,757,788
	SEB SA	1,005	182,842
	Total SA	15,826	1,287,985
			6,886,762
	Germany - 6.9%
	Adidas AG	9,770	617,256
	BASF AG	11,383	1,494,901
	DaimlerChrysler AG	5,130	475,214
	Deutsche Bank AG	17,777	2,588,381
	Salzgitter AG	1,221	236,618
	ThyssenKrupp AG	21,141	1,259,999
			6,672,369
	Greece - 0.3%
	National Bank of Greece SA	5,732	328,233

	Hong Kong - 2.2%
	Cathay Pacific Airways, Ltd.	291,000	724,345
	Cheung Kong Holdings, Ltd.	15,000	196,664
	Foxconn International Holdings, Ltd.*	100,400	286,384
	Hang Lung Group, Ltd.	61,000	275,432
	Orient Overseas International, Ltd.	67,000	647,041
			2,129,866
	Ireland - 0.7%
	Anglo Irish Bank Corp. PLC	31,251	637,311

	Italy - 3.8%
	Banca Popolare di Verona e Novara Scrl	6,516	187,796
	Enel SpA	80,242	864,257
	ENI SpA	19,759	717,840
	Indesit Co. SpA	21,751	508,202
	Unione di Banche Italiane SCPA	54,109	1,377,500
			3,655,595
	Japan - 24.3%
	Brother Industries, Ltd.	80,400	1,179,031
	Canon, Inc.	14,900	872,319
	FUJIFILM Holdings Corp.	35,600	1,588,372
	Hitachi Metals, Ltd.	17,000	185,975
	Itochu Corp.	142,700	1,650,072
	Japan Radio Co., Ltd.	55,000	210,211
	JFE Holdings, Inc.	6,500	403,701
	KDDI Corp.	75	554,476
	Kyowa Hakko Kogyo Co., Ltd.	19,000	178,930
	Marubeni Corp.	203,600	1,673,380
	Mitsui & Co., Ltd.	39,400	783,246
	Mitsumi Electric Co., Ltd.	8,100	289,906
	Nintendo Co., Ltd.	6,200	2,264,221
	Nippon Chemi-Con Corp.	34,300	290,520
	Nippon Steel Corp.	64,000	449,832
	Nippon Suisan Kaisha, Ltd.	34,000	217,223
	Nippon Yusen KK	171,800	1,573,390
	NOK Corp.	9,500	200,008
	Pacific Metals Co., Ltd.	600	10,033
	Sony Corp.	37,700	1,932,394
	Star Micronics Co., Ltd.	10,900	290,384
	Sumitomo Corp.	67,700	1,233,451
	Sumitomo Metal Industries, Ltd.	205,400	1,207,502
	Taiyo Yuden Co., Ltd.	44,800	1,035,702
	TDK Corp.	7,100	685,307
	Toyota Motor Corp.	40,200	2,539,050
			23,498,636
	Netherlands - 1.5%
	Royal KPN NV	28,717	477,816
	USG People NV	20,346	958,992
			1,436,808
	New Zealand - 0.4%
	Fletcher Building, Ltd.	40,243	383,958

	Norway - 0.3%
	Renewable Energy Corp. AS*	8,400	327,106

	Republic Of China - 0.6%
	China Resources Power Holdings Co.	126,000	301,385
	Lee & Man Paper Manufacturing, Ltd.	92,200	255,328
			556,713
	Singapore - 1.8%
	Jardine Cycle & Carriage, Ltd.	25,000	256,628
	Singapore Airlines, Ltd.	64,000	786,688
	Venture Corp., Ltd.	39,000	400,340
	Wing Tai Holdings, Ltd.	104,000	270,633
			1,714,289
	Spain - 2.3%
	ACS Actividades de Construccion y Servicios SA	13,612	869,916
	Mapfre SA	164,772	818,921
	Sacyr Vallehermoso SA	4,165	200,983
	Telefonica SA	12,469	278,534
			2,168,354
	Sweden - 7.6%
	Alfa Laval AB	8,100	490,215
	Electrolux AB Cl. B	8,000	190,165
	Hennes & Mauritz AB Cl. B	29,500	1,748,782
	Nordea Bank AB	28,400	445,225
	Sandvik AB	23,800	482,442
	SAS AB*	29,400	679,563
	Skandinaviska Enskilda Banken AB	38,500	1,246,427
	SSAB Svenskt Stal AB Cl. A	6,300	259,545
	Swedbank AB	6,200	225,136
	Trelleborg AB Cl. B	34,000	939,596
	Volvo AB Cl. B	20,900	417,561
	Wihlborgs Fastigheter AB	14,100	249,318
			7,373,975
	Switzerland - 10.7%
	Actelion, Ltd.*	13,306	593,320
	Nestle SA	6,191	2,353,954
	Roche Holding AG	10,897	1,932,937
	Swatch Group AG Cl. B	968	275,646
	Swiss Reinsurance	25,238	2,304,285
	Temenos Group AG*	23,750	569,721
	Zurich Financial Services AG	7,316	2,263,865
			10,293,728
	United Kingdom - 22.8%
	3i Group PLC	31,013	724,897
	Alliance & Leicester PLC	34,209	759,106
	Barclays PLC	111,669	1,559,368
	BHP Billiton PLC	12,132	338,340
	BT Group PLC	297,545	1,984,957
	Cookson Group PLC	14,794	210,445
	De La Rue PLC	30,544	477,386
	Galiform PLC	106,767	291,864
	Game Group PLC	159,066	533,765
	HBOS PLC	96,202	1,902,162
	Imperial Tobacco Group PLC	11,622	537,942
	Kazakhmys PLC	21,523	546,261
	Lloyds TSB Group PLC	26,970	300,859
	Michael Page International PLC	20,826	219,576
	Next PLC	32,369	1,304,716
	Old Mutual PLC	374,189	1,268,024
	Reckitt Benckiser PLC	9,823	539,024
	Royal Bank of Scotland Group PLC	110,478	1,403,092
	Royal Dutch Shell PLC Cl. A	23,919	976,114
	Royal Dutch Shell PLC Cl. B	67,035	2,801,545
	Standard Life PLC	67,073	444,424
	WM Morrison Supermarkets PLC	336,474	2,042,131
	Xstrata PLC	13,857	830,446
			21,996,444
	TOTAL COMMON STOCK
	(Cost: $88,928,667)		95,337,634
		Principal
		Amount	Value
	SHORT TERM INVESTMENTS - 0.4%
	Time Deposits - 0.4%
	Citibank Nassau
	4.640%, 07/02/07
	(Cost: $423,535)	$423,535	$423,535
	TOTAL INVESTMENTS - 99.1%
	(Cost: $89,352,202)		95,761,169
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		845,835
	NET ASSETS - 100.0%		$96,607,004

*	Non-income producing securities.

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2007 (Unaudited)
	INTERNATIONAL ALL CAP GROWTH FUND
		Number
		of Shares	Value
	COMMON STOCK - 96.9%
	Australia - 5.3%
	AMP, Ltd.	28,342	$243,339
	CSL, Ltd.	6,058	452,285
	Incitec Pivot, Ltd.	6,140	415,171
	Rio Tinto, Ltd.	3,669	307,511
			1,418,306
	Belgium - 1.1%
	InBev NV	3,763	298,981

	Brazil - 3.1%
	All America Latina Logistica SA	20,400	279,626
	Cia Vale do Rio Doce - ADR	5,900	262,845
	Unibanco - Uniao de Bancos Brasileiros SA - GDR	2,500	282,175
			824,646
	Canada - 4.9%
	AUR Resources, Inc.	6,000	178,801
	HudBay Minerals, Inc.*	6,500	136,019
	Inmet Mining Corp.	2,200	170,416
	Rogers Communications, Inc. Cl. B	13,700	584,963
	Teck Cominco, Ltd. Cl. B	5,800	246,449
			1,316,648
	Denmark - 2.1%
	FLSmidth & Co. AS Cl. B	7,150	563,156

	Egypt - 1.1%
	Orascom Construction Industries - GDR	2,248	297,860
			297,860
	Finland - 2.2%
	Outotec OYJ	6,008	331,623
	Wartsila OYJ Cl. B	3,800	250,959
			582,582
	France - 10.0%
	Alstom##	5,426	910,295
	BNP Paribas	2,070	247,023
	Cie Generale de Geophysique-Veritas*	1,622	407,319
	Neopost SA	1,736	254,408
	Total SA - ADR	3,160	255,897
	Veolia Environnement	7,899	619,064
			2,694,006
	Germany - 4.1%
	Hugo Boss AG	648	42,436
	IVG Immobilien AG	5,206	203,406
	Solarworld AG	5,966	275,562
	Stada Arzneimittel AG	4,512	287,865
	United Internet AG	14,854	310,345
			1,119,614
	Greece - 2.1%
	National Bank of Greece SA	4,527	259,231
	Piraeus Bank SA	8,087	295,546
			554,777
	Hong Kong - 1.7%
	Foxconn International Holdings, Ltd.*	48,000	136,917
	Pacific Basin Shipping, Ltd.	283,000	318,551
			455,468
	India - 0.7%
	Infosys Technologies, Ltd. - ADR	4,000	201,520

	Ireland - 1.8%
	Kingspan Group PLC	17,706	495,238
			495,238
	Italy - 1.7%
	UniCredito Italiano SpA	50,078	448,406

	Japan - 18.6%
	Fanuc, Ltd.	2,500	257,500
	Honda Motor Co., Ltd.	6,000	218,632
	Japan Tobacco, Inc.	52	256,010
	Komatsu, Ltd.	12,000	347,868
	Mitsubishi Corp.	11,100	290,319
	Mitsubishi Electric Corp.	23,000	212,689
	Mitsui Engineering & Shipbuilding Co., Ltd.	57,000	304,166
	Nippon Electric Glass Co., Ltd.	10,000	176,120
	Nomura Holdings, Inc.	12,200	237,095
	ORIX Corp.	460	120,871
	Shin-Etsu Chemical Co., Ltd.	3,400	242,552
	Sumco Corp.	5,800	290,716
	Sumitomo Heavy Industries, Ltd.	24,000	271,493
	Sumitomo Realty & Development Co., Ltd.	5,000	162,760
	Taiheiyo Cement Corp.	41,900	185,250
	The Japan Steel Works, Ltd.	48,000	730,718
	Tokuyama Corp.	12,100	157,355
	Tokyu Land Corp.	30,000	318,960
	Toyota Motor Corp.	3,800	240,010
			5,021,084
	Mexico - 1.3%
	America Movil SAB de CV - ADR	5,700	353,001

	Netherlands - 3.1%
	Koninklijke BAM Groep NV	10,333	292,781
	Koninklijke Philips Electronics NV	6,350	268,732
	SBM Offshore NV	7,093	271,098
			832,611
	Norway - 6.1%
	Renewable Energy Corp. AS*	19,400	755,458
	SeaDrill, Ltd.*	28,500	614,021
	Yara International ASA	8,800	265,206
			1,634,685
	Peru - 1.1%
	CrediCorp, Ltd.	4,800	293,616

	Republic Of China - 2.5%
	China Coal Energy Co.*	224,000	335,804
	China Communications Construction Co., Ltd.	195,000	349,199
			685,003
	Russian Federation - 1.0%
	Evraz Group SA - GDR	6,916	284,248

	Singapore - 1.3%
	City Developments, Ltd.	30,000	339,338

	South Africa - 0.9%
	Aquarius Platinum, Ltd.	7,436	233,337

	South Korea - 1.5%
	Samsung Heavy Industries Co., Ltd.	8,320	407,040

	Sweden - 3.9%
	Assa Abloy AB Cl. B##	11,000	243,029
	SSAB Svenskt Stal AB Cl. A	10,400	428,455
	Swedbank AB	6,800	246,923
	Telefonaktiebolaget LM Ericsson - ADR	3,280	130,839
			1,049,246
	Switzerland - 5.9%
	ABB, Ltd.	15,793	358,229
	Julius Baer Holding AG	3,472	249,012
	Nestle SA	596	226,612
	Roche Holding AG	1,965	348,557
	Swatch Group AG	4,674	265,048
	Syngenta AG	673	131,349
			1,578,807
	United Kingdom - 7.8%
	Barclays PLC	15,959	222,855
	BT Group PLC	87,659	584,783
	Burberry Group PLC	19,089	263,116
	International Power PLC	98,357	847,569
	Reckitt Benckiser PLC	3,573	196,064
			2,114,387
	TOTAL COMMON STOCK
	(Cost: $18,799,341)		26,097,611

	PREFERRED STOCK - 1.8%
	Brazil - 1.1%
	Usinas Siderurgicas de Minas Gerais SA	4,900	$279,855

	Germany - 0.7%
	Hugo Boss AG	3,238	194,033

	TOTAL PREFERRED STOCK
	(Cost: $383,765)		473,888

	EQUITY-LINKED SECURITIES - 1.0%
	India - 1.0%
	Merrill Lynch Reliance Communications, Ltd.*	21,857	$277,475
	01/25/11 (Cost: $172,924)
		Principal
		Amount	Value
	SHORT TERM INVESTMENTS - 4.1%
	Money Market Funds - 3.9%
	Boston Global Investment Trust - Enhanced Portfolio, 5.300%**	$1,049,885	$1,049,885

	Time Deposits - 0.2%
	Brown Brothers Harriman & Co. - Grand Cayman
	4.640%, 07/02/07	63,852	63,852

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $1,113,737)		1,113,737
	TOTAL INVESTMENTS - 103.8%
	(Cost: $20,469,767)		27,962,711
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.8%)		(1,016,475)
	NET ASSETS - 100.0%		$26,946,236

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 06/30/07.
ADR	American Depository Receipt
GDR	Global Depository Receipt

	SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2007 (Unaudited)
	U.S. HIGH YIELD BOND FUND
		Principal
		Amount	Value
	CORPORATE BONDS - 91.6%
	Advertising Sales - 0.5%
	Lamar Media Corp.
	6.625%, 08/15/15	$405,000	$383,738

	Advertising Services - 1.6%
	RH Donnelley Corp.
	8.875%, 01/15/16	1,275,000	1,326,000

	Aerospace/Defense-Equipment - 0.5%
	TransDigm, Inc. 144A#
	7.750%, 07/15/14	400,000	404,000

	Agricultural Chemicals - 0.8%
	The Mosaic Co. 144A#
	7.625%, 12/01/16	680,000	695,300

	Apparel Manufacturers - 4.1%
	Levi Strauss & Co.
	9.750%, 01/15/15	1,025,000	1,096,750
	Oxford Industries, Inc.
	8.875%, 06/01/11	885,000	913,763
	Phillips-Van Heusen
	8.125%, 05/01/13	1,300,000	1,353,625
			3,364,138
	Auto/Truck Parts & Equipment-Original - 4.3%
	Accuride Corp.
	8.500%, 02/01/15	1,520,000	1,501,000
	American Axle & Manufacturing, Inc.
	7.875%, 03/01/17	1,350,000	1,326,375
	Tenneco, Inc.
	8.625%, 11/15/14	745,000	767,350
			3,594,725
	Cable TV - 2.5%
	Echostar DBS Corp.
	7.125%, 02/01/16	1,175,000	1,148,562
	Mediacom Broadband LLC 144A#
	8.500%, 10/15/15	475,000	477,375
	Mediacom LLC/Mediacom Capital Corp.
	9.500%, 01/15/13	470,000	480,575
			2,106,512
	Casino Hotels - 0.8%
	Wynn Las Vegas Capital Corp.
	6.625%, 12/01/14	725,000	698,719

	Cellular Telecommunications - 3.2%
	Centennial Communications Corp.
	10.000%, 01/01/13	395,000	423,637
	Cricket Communications, Inc.
	9.375%, 11/01/14	1,200,000	1,239,000
	MetroPCS Wireless, Inc. 144A#
	9.250%, 11/01/14	955,000	986,038
			2,648,675
	Chemicals-Diversified - 2.7%
	Georgia Gulf Corp.
	9.500%, 10/15/14	595,000	592,025
	Lyondell Chemical Co.
	10.875%, 05/01/09	730,000	730,000
	Lyondell Chemical Co.
	8.250%, 09/15/16	840,000	877,800
			2,199,825
	Commercial Services - 1.1%
	Vertrue, Inc.
	9.250%, 04/01/14	850,000	938,801

	Commercial Services-Finance - 0.3%
	Deluxe Corp. 144A#
	7.375%, 06/01/15	240,000	238,800

	Computer Services - 1.7%
	Unisys Corp.
	8.000%, 10/15/12	1,415,000	1,376,088

	Consumer Products-Miscellaneous - 3.9%
	Central Garden and Pet Co.
	9.125%, 02/01/13	905,000	932,150
	Jarden Corp.
	7.500%, 05/01/17	1,315,000	1,298,562
	Yankee Acquisition Corp.
	8.500%, 02/15/15	990,000	960,300
			3,191,012
	Containers-Metal/Glass - 1.6%
	Crown Americas LLC / Crown Americas Capital Corp.
	7.750%, 11/15/15	1,345,000	1,351,725

	Diversified Manufacturing Operations - 2.0%
	Harland Clarke Holdings Corp. 144A#
	9.500%, 05/15/15	1,395,000	1,339,200
	Park-Ohio Industries, Inc.
	8.375%, 11/15/14	345,000	337,238
			1,676,438
	Diversified Operations/Commercial Services - 1.1%
	Aramark Corp. 144A#
	8.500%, 02/01/15	925,000	941,187

	Electric-Generation - 1.6%
	Edison Mission Energy 144A#
	7.000%, 05/15/17	1,420,000	1,338,350

	Electronic Components-Semiconductors - 0.8%
	Freescale Semiconductor, Inc. 144A#
	10.125%, 12/15/16	710,000	667,400

	Electronic Measure Instruments - 1.5%
	Itron, Inc.
	7.750%, 05/15/12	1,235,000	1,238,087

	Finance-Auto Loans - 3.9%
	Ford Motor Credit Co. LLC
	9.875%, 08/10/11	1,060,000	1,112,611
	Ford Motor Credit Co. LLC
	7.000%, 10/01/13	730,000	676,342
	GMAC LLC
	6.750%, 12/01/14	1,465,000	1,402,966
			3,191,919
	Finance-Investment Bankers/Brokers - 1.3%
	E*Trade Financial Corp.
	8.000%, 06/15/11	1,015,000	1,040,375

	Finance-Other Services - 0.8%
	Alamosa Delaware, Inc.
	11.000%, 07/31/10	660,000	699,250

	Food-Wholesale/Distribution - 0.4%
	SUPERVALU, Inc.
	7.500%, 11/15/14	285,000	292,125

	Independent Power Producer - 0.5%
	Reliant Energy, Inc.
	7.875%, 06/15/17	460,000	447,350

	Machinery-Construction & Mining - 0.3%
	Terex Corp.
	7.375%, 01/15/14	235,000	235,000

	Medical-HMO - 0.9%
	Health Net, Inc.
	6.375%, 06/01/17	715,000	701,602

	Medical-Hospitals - 2.1%
	Community Health Systems, Inc. 144A#
	8.875%, 07/15/15	930,000	942,787
	HCA, Inc. 144A#
	9.250%, 11/15/16	770,000	820,050
			1,762,837
	Medical-Nursing Homes - 0.9%
	Sun Healthcare Group, Inc. 144A#
	9.125%, 04/15/15	710,000	738,400

	Medical-Outpatient/Home Medical Care - 1.8%
	Res-Care, Inc.
	7.750%, 10/15/13	1,460,000	1,496,500

	Metal-Diversified - 1.4%
	Freeport-McMoRan Copper & Gold, Inc.
	8.375%, 04/01/17	1,070,000	1,142,225

	Networking Products - 0.9%
	Anixter International, Inc.
	5.950%, 03/01/15	750,000	701,250

	Non-Ferrous Metals - 1.3%
	PNA Group, Inc. 144A#
	10.750%, 09/01/16	1,010,000	1,113,525

	Oil Companies-Exploration & Production - 0.8%
	Forest Oil Corp. 144A#
	7.250%, 06/15/19	460,000	446,200
	Mariner Energy, Inc.
	8.000%, 05/15/17	230,000	228,275
			674,475
	Oil Field Machinery & Equipment - 1.1%
	Complete Production Services, Inc. 144A#
	8.000%, 12/15/16	900,000	909,000

	Paper & Related Products - 1.9%
	Neenah Paper, Inc.
	7.375%, 11/15/14	1,585,000	1,569,150

	Physical Therapy/Rehabilitation Centers - 1.9%
	Psychiatric Solutions, Inc.
	7.750%, 07/15/15	1,595,000	1,577,056

	Pipelines - 1.9%
	Copano Energy LLC
	8.125%, 03/01/16	495,000	502,425
	Dynegy Holdings, Inc. 144A#
	7.750%, 06/01/19	1,190,000	1,106,700
			1,609,125
	Printing-Commercial - 1.6%
	Cenveo Corp.
	7.875%, 12/01/13	1,370,000	1,342,600

	Publishing-Periodicals - 1.7%
	Idearc, Inc.
	8.000%, 11/15/16	1,350,000	1,363,500

	Rental Auto/Equipment - 1.3%
	Williams Scotsman, Inc.
	8.500%, 10/01/15	1,025,000	1,058,313

	Retail-Apparel/Shoe - 2.2%
	Brown Shoe Co., Inc.
	8.750%, 05/01/12	785,000	820,325
	Burlington Coat Factory Warehouse Corp.
	11.125%, 04/15/14	1,005,000	979,875
			1,800,200
	Retail-Computer Equipment - 1.2%
	GSC Holdings Corp.
	8.000%, 10/01/12	920,000	961,400

	Retail-Drug Store - 1.3%
	Rite Aid Corp.
	8.625%, 03/01/15	500,000	467,500
	Rite Aid Corp.
	7.500%, 03/01/17	655,000	632,075
			1,099,575
	Retail-Propane Distribution - 2.5%
	Inergy LP/Inergy Finance Corp.
	8.250%, 03/01/16	1,025,000	1,053,187
	Star Gas Partners LP/Star Gas Finance Co.
	10.250%, 02/15/13	975,000	1,043,250
			2,096,437
	Retail-Regional Department Stores - 2.8%
	Neiman-Marcus Group, Inc.
	10.375%, 10/15/15	1,110,000	1,221,000
	The Bon-Ton Stores, Inc.
	10.250%, 03/15/14	1,085,000	1,098,562
			2,319,562
	Seismic Data Collection - 1.1%
	Seitel, Inc. 144A#
	9.750%, 02/15/14	920,000	910,800

	Special Purpose Entity - 4.8%
	AMR HoldCo, Inc./EmCare HoldCo, Inc.
	10.000%, 02/15/15	1,500,000	1,620,000
	Hughes Network Systems LLC/HNS Finance Corp.
	9.500%, 04/15/14	435,000	454,575
	KAR Holdings, Inc. 144A#
	8.750%, 05/01/14	1,395,000	1,367,100
	MedCath Holdings Corp.
	9.875%, 07/15/12	473,000	507,293
			3,948,968
	Steel-Producers - 0.7%
	Steel Dynamics, Inc. 144A#
	6.750%, 04/01/15	555,000	543,900

	Telecommunications Services - 3.9%
	MasTec, Inc. 144A#
	7.625%, 02/01/17	1,155,000	1,157,888
	Time Warner Telecom Holdings, Inc.
	9.250%, 02/15/14	625,000	662,500
	West Corp.
	9.500%, 10/15/14	650,000	666,250
	West Corp.
	11.000%, 10/15/16	700,000	731,500
			3,218,138
	Telephone-Integrated - 5.8%
	Cincinnati Bell, Inc.
	8.375%, 01/15/14	1,145,000	1,156,450
	Level 3 Financing, Inc.
	12.250%, 03/15/13	90,000	103,275
	Level 3 Financing, Inc.
	9.250%, 11/01/14	1,065,000	1,075,650
	Qwest Capital Funding, Inc.
	7.250%, 02/15/11	1,185,000	1,179,075
	Windstream Corp.
	8.625%, 08/01/16	1,245,000	1,316,588
			4,831,038
	TOTAL CORPORATE BONDS
	(Cost: $74,972,233)		75,775,115

	FOREIGN CORPORATE BONDS - 5.8%
	Cellular Telecommunications - 2.4%
	Millicom International Cellular SA
	10.000%, 12/01/13	885,000	958,013
	Rogers Wireless, Inc.
	8.000%, 12/15/12	925,000	984,240
			1,942,253
	Oil Companies-Exploration & Production - 0.8%
	OPTI Canada, Inc. 144A#
	8.250%, 12/15/14	670,000	680,050

	Paper & Related Products - 1.2%
	Domtar, Inc.
	7.125%, 08/15/15	1,055,000	1,022,031

	Satellite Telecommunications - 1.4%
	Intelsat Subsidiary Holding Co., Ltd.
	8.250%, 01/15/13	1,170,000	1,187,550

	TOTAL FOREIGN CORPORATE BONDS
	(Cost: $4,597,737)		4,831,884

	TOTAL INVESTMENTS - 97.4%
	(Cost: $79,569,970)		80,606,999
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6%		2,157,487
	NET ASSETS - 100.0%		$82,764,486

#	144A Security. Certain condition for public sale may exist. The total market value of
	144A securities owned at June 30, 2007 was $17,824,050 or 21.54% of net assets.

ITEM 2. CONTROLS AND PROCEDURES

Item 2(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the date of this report, pursuant to Rule 30a-3(b) of the 1940 Act.

Item 2(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act ) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT 3(a)(1).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nicholas-Applegate Institutional Funds

By:

/s/ Horacio A. Valeiras

Horacio A. Valeiras
President and Trustee

Date: August 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Horacio A. Valeiras
_______________
Horacio A. Valeiras
President and Trustee

Date: August 24, 2007

By:

/s/ Deborah A. Wussow
_______________
Deborah A. Wussow
Treasurer

Date: August 24, 2007